                               [PAYDENFUNDS LOGO]

               February 28, 2007

PROSPECTUS

   U.S. BOND FUNDS
   Cash Reserves Money Market Fund
   Limited Maturity Fund
   Short Bond Fund
   U.S. Government Fund
   GNMA Fund
   Core Bond Fund
   Opportunity Bond Fund
   High Income Fund

   TAX EXEMPT BOND FUNDS
   Tax Exempt Bond Fund
   California Municipal Income Fund

   GLOBAL BOND FUNDS
   Global Short Bond Fund
   Global Fixed Income Fund
   Emerging Markets Bond Fund

   U.S. EQUITY FUNDS
   Value Leaders Fund
   Market Return Fund
   U.S. Growth Leaders Fund




The Payden & Rygel Investment Group has registered the shares of each Fund with the U.S. Securities and Exchange Commission ("SEC"). The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[PAYDENFUNDS LOGO]

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                     U.S. BOND FUNDS
                                                          Cash Reserves Money Market Fund...............    3
                                                          Limited Maturity Fund.........................    4
                                                          Short Bond Fund...............................    5
                                                          U.S. Government Fund..........................    7
                                                          GNMA Fund.....................................    9
                                                          Core Bond Fund................................   10
                                                          Opportunity Bond Fund.........................   12
                                                          High Income Fund..............................   13
                                                     TAX EXEMPT BOND FUNDS
                                                          Tax Exempt Bond Fund..........................   15
                                                          California Municipal Income Fund..............   17
                                                     GLOBAL BOND FUNDS
                                                          Global Short Bond Fund........................   19
                                                          Global Fixed Income Fund......................   20
                                                          Emerging Markets Bond Fund....................   22
                                                     U.S. EQUITY FUNDS
                                                          Value Leaders Fund............................   24
                                                          Market Return Fund............................   26
                                                          U.S. Growth Leaders Fund......................   28

                                                     ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND
                                                       DISCLOSURE OF PORTFOLIO HOLDINGS.................   30

                                                     MANAGEMENT OF THE FUNDS............................   35
                                                     SHAREHOLDER INFORMATION
                                                          Pricing of Fund Shares: Net Asset Value.......   37
                                                          How to Purchase Shares........................   38
                                                          How to Redeem Shares..........................   41
                                                          Market Timing Activities and Redemption
                                                            Fees........................................   41
                                                          Dividends, Distributions and Taxes............   42
                                                          General Information...........................   43
                                                     Appendix A: Description of Ratings.................   44
                                                     Appendix B: Privacy Notice.........................   49
                                                     Appendix C: Financial Highlights...................   50

2                                                                    Paydenfunds

Prospectus                                                                     3


U.S. BOND FUNDS

--------------------------------------------------------------------------------

CASH RESERVES MONEY MARKET FUND
(FORMERLY THE BUNKER HILL MONEY MARKET FUND)
TICKER SYMBOL PBHXX

INVESTMENT OBJECTIVE:
    The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.
PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund purchases only high-quality corporate, bank and government debt securities of U.S. and foreign issuers payable in U.S. dollars. The Fund invests only in securities rated in the highest category for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or securities the Adviser determines to be of comparable quality.
 -- The Fund invests at least 80% of its total assets in high-quality government debt securities of U.S. and foreign issuers. It may invest up to 20% of its total assets in high-quality corporate and bank debt securities of U.S. and foreign issuers.
 -- The Fund's average portfolio maturity (on a dollar-weighted basis) will not exceed 90 days.

PRINCIPAL INVESTMENT RISKS:
 -- Although the Fund seeks to preserve the value of your investment at $1 per share, you could lose money by investing in this Fund.
 -- A decline in short-term interest rates would lower the Fund's yield and the return on your investment.
 -- Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lipper Money Market Average.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1998                                                                             5.25
----                                                                             ----
1999                                                                             5.06
2000                                                                             6.25
2001                                                                             4.08
2002                                                                             1.69
2003                                                                             0.95
2004                                                                             1.16
2005                                                                             2.98
2006                                                                             4.87

   DURING THE NINE-YEAR PERIOD, THE FUND'S BEST QUARTER WAS 4THQ 2000 (1.62%), AND THE WORST QUARTER WAS 3RDQ 2003 (0.21%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                Inception
                             1 Year   5 Years   (12/17/97)
                             ------   -------   ----------
CASH RESERVES MONEY MARKET
 FUND                        4.87%     2.32%      3.58%
Lipper Money Market Average  4.17%     1.70%      2.98%

   -------------------------------------------------------

   Seven-Day Yield as of 2/22/07 is 5.23%. Call 1-800-572-9336 between 8:00 and 5:00 p.m. (Pacific time) for the current yield.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads, and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.15%
     Other Expenses                                                       0.20%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.35%
  Fee Waiver or Expense Reimbursement(1)                                  0.15%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.20%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.20%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. In each case, it shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and

U.S. BOND FUNDS

--------------------------------------------------------------------------------

4                                                                    Paydenfunds


CASH RESERVES MONEY MARKET FUND (Continued)

(c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $20      $97     $181      $428

------------------------------------------------------------

------------------------------------------------------------

LIMITED MATURITY FUND
TICKER SYMBOL PYLMX

INVESTMENT OBJECTIVE:
    The Fund seeks a total return that, over time, is greater than money market funds and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that the Adviser determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is two years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch 90-Day Treasury Bill Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

Prospectus                                                                     5


LIMITED MATURITY FUND (Continued)

    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             5.46
----                                                                             ----
1998                                                                             5.83
1999                                                                             4.65
2000                                                                             7.00
2001                                                                             6.21
2002                                                                             2.40
2003                                                                             1.22
2004                                                                             1.08
2005                                                                             2.55
2006                                                                             4.52

   During the ten-year period the Fund's best quarter was 1stQ 2001 (2.13%), and the worst quarter was 2ndQ 2004 (-0.12%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                              1 Year   5 Years   10 Years
                              ------   -------   --------
LIMITED MATURITY FUND
 Before Taxes                  4.52%    2.34%     4.07%
 After Taxes on
   Distributions               2.99%    1.37%     2.43%
 After Taxes on
   Distributions and Sale of
   Fund Shares                 2.96%    1.42%     2.46%
---------------------------------------------------------
Merrill Lynch 90-day
 Treasury Bill Index(1)        4.85%    2.42%     3.80%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.23%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.51%
  Fee Waiver or Expense Reimbursement(1)                                  0.11%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.40%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.40%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $41     $152     $274      $630

------------------------------------------------------------

------------------------------------------------------------

SHORT BOND FUND
TICKER SYMBOL PYSBX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.
 -- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least
Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.

U.S. BOND FUNDS

--------------------------------------------------------------------------------

6                                                                    Paydenfunds


SHORT BOND FUND (Continued)

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund invests at least 65% of its total assets in securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of the these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch 1-3 Year Treasury Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             5.84
----                                                                             ----
1998                                                                             6.46
1999                                                                             2.68
2000                                                                             8.51
2001                                                                             8.70
2002                                                                             6.24
2003                                                                             2.38
2004                                                                             1.20
2005                                                                             1.31
2006                                                                             4.23

   During the ten-year period, the Fund's best quarter was 3rdQ 2001 (3.45%), and the worst quarter was 2ndQ 2004 (-1.38%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                             1 Year   5 Years   10 Years
                             ------   -------   ---------
SHORT BOND FUND
 Before Taxes                4.23%     3.05%      4.72%
 After Taxes on
   Distributions             2.70%     1.82%      2.90%
 After Taxes on
   Distributions and Sale
   of Fund Shares            2.73%     1.89%      2.91%
---------------------------------------------------------
Merrill Lynch 1-3 Year
 Treasury Index(1)           3.96%     2.82%      4.68%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

--------------------------------------------------------------------------------

Prospectus                                                                     7


SHORT BOND FUND (Continued)

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.22%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.50%
  Fee Waiver or Expense Reimbursement(1)                                  0.05%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.45%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.45%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $46     $155     $275      $623

------------------------------------------------------------

------------------------------------------------------------

U.S. GOVERNMENT FUND
TICKER SYMBOL PYUSX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests primarily in short to intermediate maturity "U.S. Government Obligations," which are defined as U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the U.S. Government, Government sponsored enterprises (such as the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA)). Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. Government Obligations. The Fund otherwise may invest in the same types of obligations issued by U.S. entities as the Limited Maturity Fund, subject to the maturity limitations described below.
 -- Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. The average portfolio maturity (on a dollar-weighted basis) is generally less than five years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of five years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and issuer scenario analysis, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, mortgage-backed securities issued by GNMA are backed by the full faith and credit of the United States. On the other hand, mortgaged-backed securities issued by FNMA and FHLMC are not. However, FNMA and FHLMC each currently has a credit line with the U.S. Treasury. For further information, please see "Additional Investment Strategies, Related Risks and Disclosure of Portfolio Holdings --

U.S. BOND FUNDS

--------------------------------------------------------------------------------

8                                                                    Paydenfunds


U.S. GOVERNMENT FUND (Continued)

U.S. Government and Agency Securities" elsewhere in this Prospectus.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch 1-5 Year Treasury Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                              6.6
----                                                                              ---
1998                                                                             7.79
1999                                                                             1.78
2000                                                                             8.86
2001                                                                             8.49
2002                                                                             8.20
2003                                                                             1.15
2004                                                                             1.44
2005                                                                             1.03
2006                                                                             4.01

   During the ten-year period, the Fund's best quarter was 3rdQ 2001 (4.40%), and the worst quarter was 2ndQ 2004 (-1.96%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                1 Year   5 Years   10 Years
                                ------   -------   --------
U.S. GOVERNMENT FUND
 Before Taxes                   4.01%     3.13%     4.88%
 After Taxes on Distributions   2.56%     1.74%     3.04%
 After Taxes on Distributions
   and Sale of Fund Shares      2.59%     1.89%     3.06%
-----------------------------------------------------------
Merrill Lynch 1-5 Year
 Treasury Index(1)              3.81%     3.18%     4.97%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for share of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.32%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.60%
  Fee Waiver or Expense Reimbursement                                     0.10%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.50%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%. Further, the Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.50%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $182     $325      $740

------------------------------------------------------------

--------------------------------------------------------------------------------

Prospectus                                                                     9


GNMA FUND
TICKER SYMBOL PYGNX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities ("GNMA Securities"), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other "U.S. Government Obligations," which are defined as U.S. Treasury bonds, notes and bills, and other bonds and obligations issued or guaranteed by the U.S. Government, Government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities, and in the same types of investment grade obligations issued by U.S. entities as the Core Bond Fund.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and issuer scenario analysis, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates typically will not lift the prices of GNMA Securities as much as the prices of comparable debt securities. This is because the markets tend to discount GNMA Security prices for prepayment risk when interest rates fall. Further, the longer the Fund's average portfolio maturity, generally the greater the price fluctuation. Finally, the price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- The Fund is subject to the prepayment risk applicable to the mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.
 -- Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as Government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, GNMA securities are backed by the full faith and credit of the United States. On the other hand, mortgage-backed securities issued by FNMA and FHLMC are not. However, FNMA and FHLMC each currently has a credit line of $2.25 billion with the U.S. Treasury. For further information, please see "Additional Investment Strategies, Related Risks and Disclosure of Portfolio Holdings -- U.S. Government and Agency Securities" elsewhere in this Prospectus.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained or lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch GNMA Master Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. BOND FUNDS

--------------------------------------------------------------------------------

10                                                                   Paydenfunds


GNMA FUND (Continued)

    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

2000                                                                             11.23
2001                                                                              7.69
2002                                                                              9.93
2003                                                                              3.05
2004                                                                              4.19
2005                                                                              2.95
2006                                                                              4.40

   During the seven-year period, the Fund's best quarter was 2ndQ 2002 (3.97%), and the worst quarter was 2ndQ 2004 (-1.27%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                Inception
                             1 Year   5 Years   (8/27/99)
                             ------   -------   ---------
GNMA FUND
 Before Taxes                 4.40%    4.87%      6.10%
 After Taxes on
   Distributions              2.51%    2.76%      3.69%
 After Taxes on
   Distributions and Sale
   of Fund Shares             2.83%    2.91%      3.75%
---------------------------------------------------------
Merrill Lynch GNMA Master
 Index(1)                     4.57%    4.92%      6.06%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.27%
     Other Expenses                                                       0.23%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.50%
 -----------------------------------------------------------

 (1) The Adviser has contractually agreed that for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.50%.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $160     $280      $628

------------------------------------------------------------

------------------------------------------------------------

CORE BOND FUND
TICKER SYMBOL PYCBX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts; (7) exchange-traded funds and (8) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities that the Adviser determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate

--------------------------------------------------------------------------------

Prospectus                                                                    11


CORE BOND FUND (Continued)

spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lehman Aggregate Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                               9
----                                                                               -
1998                                                                              8.08
1999                                                                             -2.29
2000                                                                             10.33
2001                                                                              9.55
2002                                                                             11.53
2003                                                                              4.03
2004                                                                              4.50
2005                                                                              1.92
2006                                                                              2.21

   During the ten-year period, the Fund's best quarter was 3rdQ 2001 (5.60%), and the worst quarter was 2ndQ 2004 (-2.73%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                1 Year   5 Years   10 Years
                                ------   -------   --------
CORE BOND FUND
 Before Taxes                   2.21%     4.78%     5.80%
 After Taxes on Distributions   0.60%     3.24%     3.73%
 After Taxes on Distributions
   and Sale of Fund Shares      1.45%     3.19%     3.68%
-----------------------------------------------------------
Lehman Aggregate Index(1)       4.33%     5.06%     6.23%

   (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.20%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.48%
  Fee Waiver or Expense Reimbursement(1)                                  0.03%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.45%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.45%. The agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your

U.S. BOND FUNDS

--------------------------------------------------------------------------------

12                                                                   Paydenfunds


CORE BOND FUND (Continued)

shares at the end of each period. It assumes (a) a $10,000 initial investment,
(b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $46     $151     $266      $601

------------------------------------------------------------

------------------------------------------------------------

OPPORTUNITY BOND FUND
TICKER SYMBOL PYOBX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests primarily in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supra-national organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts; (7) exchange-traded funds and (8) taxable municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which is not exempt from federal income tax.
 -- The Fund generally invests in investment grade debt securities, including securities of issuers organized or headquartered in emerging market countries. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade, including securities of issuers organized or headquartered in emerging market countries. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's

--------------------------------------------------------------------------------

Prospectus                                                                    13


OPPORTUNITY BOND FUND (Continued)

investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lehman Aggregate Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                              8.83
1998                                                                              8.85
1999                                                                             -2.51
2000                                                                             10.18
2001                                                                              8.48
2002                                                                             10.32
2003                                                                              5.62
2004                                                                              4.10
2005                                                                              1.85
2006                                                                              2.37

   During the ten-year period, the Fund's best quarter was 3rdQ 1998 (4.40%), and the worst quarter was 2ndQ 2004 (-3.07%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                               1 Year   5 Years   10 Years
                               ------   -------   --------
OPPORTUNITY BOND FUND
 Before Taxes                  2.37%     4.80%     5.73%
 After Taxes on Distributions  0.70%     2.67%     3.33%
 After Taxes on Distributions
   and Sale of Fund Shares     1.52%     2.88%     3.44%
----------------------------------------------------------
Lehman Aggregate Index(1)      4.33%     5.06%     6.23%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.29%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.57%
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $58     $183     $318      $714

------------------------------------------------------------

------------------------------------------------------------

HIGH INCOME FUND
TICKER SYMBOL PYHRX

INVESTMENT OBJECTIVE:
    The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds, commonly known as "high yield bonds" or "junk bonds."

U.S. BOND FUNDS

--------------------------------------------------------------------------------

14                                                                   Paydenfunds


HIGH INCOME FUND (Continued)

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; (6) real estate investment trusts and (7) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax.
 -- The Fund invests at least 80% of its total assets in debt securities rated below investment grade, or securities that the Adviser determines to be of comparable quality. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of comparable quality. Further information regarding credit ratings is in Appendix A.
 --  The Fund emphasizes investments in debt securities of:
    --Issuers with credit ratings at the lower-risk end of the high yield bond spectrum which the Adviser believes have stable to improving business prospects.
    --Issuers the Adviser believes are in the growth stage of development and have reasonable prospects for improved operating results and credit ratings. --Issuers that have undergone leveraged buyouts or recapitalizations.
 -- The Fund's total investment in securities of issuers organized or headquartered in emerging market countries will not exceed 30% of its total assets.
 -- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity and there is no limit on the Fund's maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch High Yield Constrained Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred

--------------------------------------------------------------------------------

Prospectus                                                                    15


HIGH INCOME FUND (Continued)

arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1998                                                                              6.35
1999                                                                              3.17
2000                                                                             -1.71
2001                                                                              4.60
2002                                                                              2.13
2003                                                                             18.65
2004                                                                              8.30
2005                                                                              2.36
2006                                                                              8.84

   During the nine-year period, the Fund's best quarter was 4thQ 2002 (6.58%), and the worst quarter was 3rdQ 2001 (-3.98%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                Inception
                             1 Year   5 Years   (12/30/97)
                             ------   -------   ----------
HIGH INCOME FUND
 Before Taxes                 8.84%    7.89%      5.65%
 After Taxes on
   Distributions              6.38%    5.07%      2.72%
 After Taxes on
   Distributions and Sale
   of Fund Shares             5.97%    5.06%      2.97%
----------------------------------------------------------
Merrill Lynch High Yield
 Constrained Index(1)        10.62%    9.89%      6.23%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)
     Redemption Fee (if applicable)(1)                                    2.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.35%
     Other Expenses                                                       0.24%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.59%
 -----------------------------------------------------------

 (1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares (see "How to Redeem Shares -- Market Timing Activities and Redemption Fees").
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $60     $189     $329      $738

------------------------------------------------------------

TAX EXEMPT BOND FUNDS

------------------------------------------------------------
TAX EXEMPT BOND FUND
TICKER SYMBOL PYTEX

INVESTMENT OBJECTIVE:
    The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in "Municipal Securities," which are defined as debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, and which pay interest income exempt from federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from federal income tax but are subject to the federal alternative minimum tax.
 -- The Fund generally invests in investment grade bonds, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal market conditions, the Fund's average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.

TAX EXEMPT BOND FUNDS

--------------------------------------------------------------------------------

16                                                                   Paydenfunds


TAX EXEMPT BOND FUND (Continued)

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to federal income tax.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lehman Quality Intermediate Municipal Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             7.67
----                                                                             ----
1998                                                                              5.09
1999                                                                             -0.95
2000                                                                              9.44
2001                                                                              3.93
2002                                                                              9.50
2003                                                                              3.69
2004                                                                              2.81
2005                                                                              1.58
2006                                                                              3.76

   During the ten-year period, the Fund's best quarter was 3rdQ 2002 (4.48%), and the worst quarter was 2ndQ 2004 (-2.21%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                              1 Year   5 Years   10 Years
                              ------   -------   --------
TAX EXEMPT BOND FUND
 Before Taxes                  3.76%    4.23%     4.60%
 After Taxes on
   Distributions               3.76%    4.16%     4.56%
 After Taxes on
   Distributions and Sale of
   Fund Shares                 3.65%    4.12%     4.52%
---------------------------------------------------------
Lehman Quality Intermediate
 Municipal Index(1)            3.79%    4.44%     4.97%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

--------------------------------------------------------------------------------

Prospectus                                                                    17


TAX EXEMPT BOND FUND (Continued)

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.32%
     Other Expenses                                                       0.28%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                  0.60%
  Fee Waiver or Expense Reimbursement                                     0.10%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.50%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%. Further, the Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.50%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $182     $325      $740

------------------------------------------------------------

------------------------------------------------------------

CALIFORNIA MUNICIPAL INCOME FUND
TICKER SYMBOL PYCRX

INVESTMENT OBJECTIVE:
    The Fund seeks income that is exempt from federal and California income tax and is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in "California Municipal Securities," which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which debt obligations pay interest income exempt from California personal income tax.
 -- The Fund may invest up to 20% of its total assets in "Municipal Securities," which are defined as debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, and which pay interest income either exempt from federal income tax or exempt from federal income tax but subject to the federal alternative minimum tax.
 -- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least
Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of comparable quality. However, the Fund may invest up to 25% of its total assets in debt securities rated below investment grade. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal market conditions, the average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. The Fund may invest more than 25% of its total assets in California Municipal Securities or Municipal Securities of issuers in particular industries, such as health care, housing, industrial

TAX EXEMPT BOND FUNDS

--------------------------------------------------------------------------------

18                                                                   Paydenfunds


CALIFORNIA MUNICIPAL INCOME FUND (Continued)

development, transportation, or pollution control. Economic, political or other changes may increase the risk of such concentration of investments.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to federal income tax.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lehman 7-year Municipal Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1999                                                                             -1.22
----                                                                             -----
2000                                                                             10.74
2001                                                                              3.80
2002                                                                              7.93
2003                                                                              3.27
2004                                                                              2.99
2005                                                                              1.68
2006                                                                              3.70

   During the eight-year period, the Fund's best quarter was 3rdQ 2002 (4.57%), and the worst quarter was 2ndQ 2004 (-2.25%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                Inception
                             1 Year   5 Years   (12/17/98)
                             ------   -------   ----------
CALIFORNIA MUNICIPAL INCOME
 FUND
 Before Taxes                 3.70%    3.89%      4.04%
 After Taxes on
   Distributions              3.70%    3.77%      3.97%
 After Taxes on
   Distributions and Sale
   of Fund Shares             3.66%    3.82%      3.98%
----------------------------------------------------------
Lehman 7-Year Municipal
 Index(1)                     4.00%    4.89%      4.79%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.32%
     Other Expenses                                                       0.36%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.68%
  Fee Waiver or Expense Reimbursement(1)                                  0.18%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.50%

 -----------------------------------------------------------

 (1) The Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.50%. This agreement has a one-year term, renewable annually.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $199     $361      $830

------------------------------------------------------------

--------------------------------------------------------------------------------

Prospectus                                                                    19


GLOBAL BOND FUNDS

------------------------------------------------------------
GLOBAL SHORT BOND FUND
TICKER SYMBOL PYGSX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of debt securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.
 -- The Fund generally invests in investment grade debt securities, including securities of issuers organized or headquartered in emerging market countries. Investment grade securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade, including securities of issuers organized or headquartered in emerging market countries. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.
 -- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is three years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.

GLOBAL BOND FUNDS

--------------------------------------------------------------------------------

20                                                                   Paydenfunds


GLOBAL SHORT BOND FUND (Continued)

 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Merrill Lynch 1-3 Year Treasury Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             6.59
----                                                                             ----
1998                                                                             7.83
1999                                                                             2.27
2000                                                                             6.94
2001                                                                             6.17
2002                                                                             7.20
2003                                                                             5.01
2004                                                                             2.54
2005                                                                             2.35
2006                                                                             4.23

   During the ten-year period, the Fund's best quarter was 3rdQ 1998 (2.75%), and the worst quarter was 2ndQ 2004 (-1.28%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                1 Year   5 Years   10 Years
                                ------   -------   --------
GLOBAL SHORT BOND FUND
 Before Taxes                    4.23%    4.25%      5.09%
 After Taxes on Distributions    2.59%    3.09%      3.28%
 After Taxes on Distributions
   and Sale of Fund Shares       2.89%    3.06%      3.28%
------------------------------------------------------------
Merrill Lynch 1-3 Year
 Treasury Index(1)               3.96%    2.82%      4.68%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.30%
     Other Expenses                                                       0.24%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.54%
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $55     $173     $302      $677

------------------------------------------------------------

------------------------------------------------------------

GLOBAL FIXED INCOME FUND
TICKER SYMBOL PYGFX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return that is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of debt securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities. (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations

--------------------------------------------------------------------------------

Prospectus                                                                    21


GLOBAL FIXED INCOME FUND (Continued)

issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.
 -- The Fund generally invests in investment grade debt securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least
Baa3) or Fitch (at least BBB-), or are securities the Adviser determines to be of comparable quality. However, the Fund may invest up to 35% of its total assets in debt securities rated below investment grade. In any event, the average credit quality of the Fund overall will remain investment grade. Further information regarding credit ratings is in Appendix A.
 -- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund generally hedges most of its foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal circumstances, its average portfolio maturity (on dollar-weighted basis) will not exceed ten years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in equity securities poses certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. The value of the Fund's investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the last ten years to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Lehman Global Aggregate Index Hedged, the Lehman U.S. Treasury Index and the Citigroup World Bond Index-Hedged. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plan or individual retirement accounts.

GLOBAL BOND FUNDS

--------------------------------------------------------------------------------

22                                                                   Paydenfunds


GLOBAL FIXED INCOME FUND (Continued)

    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             9.09
----                                                                             ----
1998                                                                             11.66
1999                                                                             -0.53
2000                                                                              9.74
2001                                                                              5.57
2002                                                                              7.80
2003                                                                              3.07
2004                                                                              3.74
2005                                                                              5.00
2006                                                                              2.03

   During the ten-year period, the Fund's best quarter was 3rdQ 1998 (5.54%), and the worst quarter was 2ndQ 2004 (-2.31%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                              1 Year   5 Years   10 Years
                              ------   -------   --------
GLOBAL FIXED INCOME FUND
 Before Taxes                  2.03%    4.31%     5.65%
 After Taxes on
   Distributions               2.03%    3.12%     3.54%
 After Taxes on
   Distributions and Sale of
   Fund Shares                 3.17%    3.30%     3.67%
---------------------------------------------------------
Lehman Global Aggregate
 Index Hedged(1)               3.66%    4.87%     6.22%
Lehman U.S. Treasury
 Index(1)                      3.09%    4.63%     5.96%
Citigroup World Bond Index-
 Hedged(1)                     3.10%    4.57%     6.22%

    (1) The returns for the index are before any deduction for taxes, fees or expenses. The Fund changed its benchmark in November 2006 to the Lehman Global Aggregate Index Hedged because it is more characteristic of the investment style of the Fund and its peers.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)                            0.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.30%
     Other Expenses                                                       0.29%
                                                                          -----
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.59%
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $60     $189     $329      $738

------------------------------------------------------------

------------------------------------------------------------

EMERGING MARKETS BOND FUND
TICKER SYMBOL PYEMX

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by foreign companies; (3) foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in debt instruments and income-producing securities issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized or headquartered in emerging market countries. The Fund may invest up to 20% of its total assets in other debt instruments and income-producing securities, including those of issuers located in countries with developed securities markets.
 -- Generally, an "emerging markets country" is any country which the World Bank (the International Bank for Reconstruction and Development), the International Finance Corporation or the United Nations defines as having an emerging or developing economy. However, the Adviser has broad discretion to identify and invest in countries that it considers to qualify as "emerging markets countries." The Fund currently concentrates its investments in Latin

--------------------------------------------------------------------------------

Prospectus                                                                    23


EMERGING MARKETS BOND FUND (Continued)

America, Asia and the developing securities markets of Europe.
 -- Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign companies.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.
investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1999                                                                             23.57
----                                                                             -----
2000                                                                             12.48
2001                                                                             13.83
2002                                                                              9.76
2003                                                                             18.38
2004                                                                             13.14
2005                                                                             11.73
2006                                                                             10.22

   During the eight-year period, the Fund's best quarter was 4thQ 1999 (11.63%), and the worst quarter was 2ndQ 2004 (-6.52%).
------------------------------------------------------------

U.S. EQUITY FUNDS

--------------------------------------------------------------------------------

24                                                                   Paydenfunds


EMERGING MARKETS BOND FUND (Continued)

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                   Inception
                                1 Year   5 Years   (12/17/98)
                                ------   -------   ----------
EMERGING MARKETS BOND FUND
 Before Taxes                   10.22%   12.60%      13.83%
 After Taxes on Distributions    9.16%    9.77%       9.91%
 After Taxes on Distributions
   and Sale of Fund Shares       7.52%    9.26%       9.50%
-------------------------------------------------------------
J.P. Morgan EMBI Global
 Diversified Index(1)            9.86%   13.42%      13.60%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)
     Redemption Fee (if applicable)(1)                                    2.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.45%
     Other Expenses                                                       0.37%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.82%
 -----------------------------------------------------------

 (1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. (see "How to Redeem Shares -- Market Timing Activities and Redemption Fees").
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $84     $262     $455     $1,014

------------------------------------------------------------
U.S. EQUITY FUNDS

------------------------------------------------------------
VALUE LEADERS FUND
TICKER SYMBOL PYVLX

INVESTMENT OBJECTIVE:
    The Fund seeks growth of capital and some current income.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests approximately 50% of its total assets in a portfolio of common stocks structured to perform in a manner similar to securities of a group of companies with large market capitalizations that have relatively low price-to-book ratios and forecasted growth values -- so-called "large cap value stocks," such as the Fund's benchmark, the Russell 1000 Value Index. The Adviser uses a quantitative technique to structure a portfolio of large cap value stocks designed to approximate the performance of the Fund's benchmark.
 -- Under normal market conditions, the Fund invests the remaining approximately 50% of its total assets in a combination of one or more exchange-traded funds, such as the Russell 1000 Value Index ishares.
 -- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in equity securities of foreign companies, including companies in emerging markets.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stocks the Fund owns. By investing in the Fund, therefore, you could lose money.
 -- While the Fund has index-like characteristics, the Fund is not an index fund, and changes in the Fund's net asset value per share will not precisely track changes in the general stock market or the Fund's benchmark. For example, to the extent that the Fund invests in only a limited portion of the common stocks making up the benchmark or in the ishares of indices other than the benchmark, the Fund may be more volatile than the benchmark.

--------------------------------------------------------------------------------

Prospectus                                                                    25


VALUE LEADERS FUND (Continued)

 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to the Russell 1000 Value Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             26.91
----                                                                             -----
1998                                                                             18.09
1999                                                                             12.54
2000                                                                             -5.11
2001                                                                            -10.41
2002                                                                            -14.05
2003                                                                             21.05
2004                                                                              9.57
2005                                                                             -0.16
2006                                                                             21.88

   During the ten-year period, the Fund's best quarter was 2ndQ 2003 (18.06%), and the worst quarter was 3rdQ 2002 (-18.38%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                1 Year   5 Years   10 Years
                                ------   -------   --------
VALUE LEADERS FUND
 Before Taxes                   21.88%    6.76%      7.10%
 After Taxes on Distributions   21.52%    6.30%      6.01%
 After Taxes on Distributions
   and Sale of Fund Shares      14.58%    5.67%      5.76%
------------------------------------------------------------
Russell 1000 Value Index(1)     22.21%   10.85%     10.99%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)
     Redemption Fee (if applicable)(1)                                    2.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.50%
     Other Expenses                                                       0.30%
     Acquired Fund Fees and Expenses(2)                                   0.11%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                  0.91%
 -----------------------------------------------------------

 (1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares. (see "How to Redeem Shares -- Market Timing Activities and Redemption Fees")

 (2) This amount represents the fees and expenses, estimated to be 0.11%, incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

 (3) The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, direct Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.80%.

 Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include only the Fund's direct operating expenses and do not include the estimated amount of the fees and expenses, estimated to be 0.11%, incurred indirectly by the Fund through its investment in other investment companies during the prior year.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual

U.S. EQUITY FUNDS

--------------------------------------------------------------------------------

26                                                                   Paydenfunds


VALUE LEADERS FUND (Continued)

expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $93     $290     $504     $1,120

------------------------------------------------------------

------------------------------------------------------------

MARKET RETURN FUND
TICKER SYMBOL PYMRX

INVESTMENT OBJECTIVE:
    The Fund seeks a total return in excess of the S&P 500 Index.(1)

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund divides its assets between a portfolio of debt and other income-producing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity index swap contracts.
 -- Under normal market conditions, the Fund's debt securities portfolio comprises at least 80% of its total assets. The Fund invests in a wide variety of debt securities, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed debt securities; (4) dividend-paying convertible stock; (5) convertible bonds and preferred stock; and (6) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from federal income tax.
 -- The Fund generally invests in investment grade debt securities, including securities of issuers organized or headquartered in emerging market countries. Investment grade securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities the Adviser determines are of


(1) Standard & Poor's Corporation, which is not a sponsor of or in any way affiliated with the Fund or the Adviser, chooses the 500 stocks included in the S&P 500 Index based on market value and industry diversification. These 500 stocks comprise approximately 75% of the total market capitalization within the publicly traded U.S. equity markets.
comparable quality. But, it may invest up to 25% of its total assets in debt securities rated below investment grade, including securities of issuers organized or headquartered in emerging market countries. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities payable primarily in U.S. dollars, but may invest up to 25% of its total assets in securities payable in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the maximum average portfolio maturity (on a dollar-weighted basis) of the Fund's debt securities portfolio is approximately five years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- The Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For further information, please see "Additional Investment Strategies, Related Risks and Disclosure of Portfolio Holdings -- Derivative Instruments" elsewhere in this Prospectus.
 -- The Fund is affected by price movements in both the equity and bond markets. If the market value of its debt securities portfolio declines as a result of fluctuations in interest rates, the value of the Fund could fall even when the equity market is rising. In addition, both the bond and equity markets could fall, causing the value of the Fund to decline by more than the decline in the equity markets. By investing in the Fund, therefore, you could lose money.
 -- Unlike most equity funds, in which much of your return typically comes from long-term capital gains, a significant part of the return that you earn from the Fund will be income taxable at ordinary income tax rates.
 -- Similar to most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund's average portfolio maturity, the greater

--------------------------------------------------------------------------------

Prospectus                                                                    27


MARKET RETURN FUND (Continued)

the price fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.
 -- Below investment grade securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the S&P 500 Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

------------------------------------------------------------
[BAR CHART]

1997                                                                             33.3
----                                                                             ----
1998                                                                             26.49
1999                                                                             18.05
2000                                                                            -10.84
2001                                                                            -11.26
2002                                                                            -21.64
2003                                                                             29.61
2004                                                                             11.91
2005                                                                              3.71
2006                                                                             15.26

   During the ten-year period, the Fund's best quarter was 4thQ 1998 (21.02%), and the worst quarter was 3rdQ 2002 (-17.25%).
------------------------------------------------------------

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                               1 Year   5 Years   10 Years
                               ------   -------   --------
MARKET RETURN FUND
 Before Taxes                  15.26%    6.32%     7.90%
 After Taxes on Distributions  13.49%    5.20%     5.42%
 After Taxes on Distributions
   and Sale of Fund Shares      9.83%    4.73%     5.37%
----------------------------------------------------------
S&P 500 Index(1)               15.80%    6.18%     8.41%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

U.S. EQUITY FUNDS

--------------------------------------------------------------------------------

28                                                                   Paydenfunds


MARKET RETURN FUND (Continued)

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)
     Redemption Fee (if applicable)(1)                                    2.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.28%
     Other Expenses                                                       0.32%
     Acquired Fund Fees and Expenses(2)                                   0.01%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                  0.61%
  Fee Waiver or Expense Reimbursement                                     0.15%
                                                                         ------
 NET ANNUAL FUND OPERATING EXPENSES                                       0.46%

 -----------------------------------------------------------

 (1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares (see "How to Redeem Shares -- Market Timing Activities and Redemption Fees").

 (2) This amount represents the fees and expenses, estimated to be 0.01%, incurred indirectly by the Fund through its investments in other investment companies during the prior fiscal year.

 (3) The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 0.60%. Further, the Adviser has contractually agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (exclusive of interest and taxes) to 0.45%. This agreement has a one-year term, renewable annually.

 Please Note: The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Prospectus (and in the Fund's financial statements) because the Financial Highlights include on the Fund's direct operating expenses and do not include the estimated amount of the fees and expenses, estimated to be 0.01%, incurred indirectly by the Fund through its investment in other investment companies during the prior fiscal year.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the other periods. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $47     $180     $325      $748

------------------------------------------------------------

U.S. GROWTH LEADERS FUND
TICKER SYMBOL PUGLX

INVESTMENT OBJECTIVE:
    The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests primarily in common stocks of publicly traded U.S. growth companies that are financially strong, well-established, and world leaders in their industries. The Fund will generally choose its investments from the largest 1,000 U.S. companies ranked by market capitalization (total market price of outstanding equity securities).
 -- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in securities of foreign companies, including companies in emerging markets.
 -- The Fund invests from time to time in exchange-traded funds, such as Standard & Poor's Depositary Receipts, and other broad equity market derivative instruments as a means to efficiently add specific sector, country or style exposure to the Fund and to invest smaller amounts of cash generally related to miscellaneous daily cash flows.
 --  The Fund invests from time to time in real estate investment trusts.
 -- The Adviser selects securities based on the following criteria. The weight it gives to a particular factor depends on the circumstances at the time of purchase, and some portfolio holdings may not meet all of the criteria:
    -- The Fund invests in companies that have a dominant market share, or are in specialized market niches.
    -- The Fund invests in companies with strong earnings and cash flows to finance future growth.
    -- The Fund invests in companies that have a global presence, that enjoy the benefits of size and scale, and that serve underpenetrated and rapidly growing markets.
 -- The Adviser believes that companies with these characteristics should have relatively low business risk and relatively high ability to sustain earnings growth.
 -- The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:
 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stocks the Fund owns. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments

--------------------------------------------------------------------------------

Prospectus                                                                    29


U.S. GROWTH LEADERS FUND (Continued)

in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.
 -- The Fund currently invests a significant portion of its total assets in companies in various technology industries and may do so in the future. Market or economic factors impacting technology companies could have a major effect on the value of the Fund's investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other forms of competition.
 -- The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained or lost value at different times.
    The second chart compares the Fund's performance over time to that of a broad measure of market performance, the Russell 1000 Growth Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
    Both charts assume reinvestment of dividends and distributions. Past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ----------------------------

[BAR CHART]

2000                                                                            -17.94
----                                                                            ------
2001                                                                            -22.19
2002                                                                            -27.78
2003                                                                             36.11
2004                                                                             13.60
2005                                                                             11.83
2006                                                                              3.20

   During the seven-year period, the Fund's best quarter was 2ndQ 2003 (16.33%), and the worst quarter was 3rdQ 2001 (-21.68%).

------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH 12/31/06
                  -------------------------------------------

                                                Inception
                             1 Year   5 Years   (6/17/99)
                             ------   -------   ---------
U.S. GROWTH LEADERS FUND
 Before Taxes                 3.20%    5.20%     -0.41%
 After Taxes on
   Distributions              3.19%    5.18%     -0.71%
 After Taxes on
   Distributions and Sale
   of Fund Shares             2.08%    4.48%     -0.52%
---------------------------------------------------------
Russell 1000 Growth
 Index(1)                     9.08%    2.69%     -1.61%

    (1) The returns for the index are before any deduction for taxes, fees or expenses.
------------------------------------------------------------

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you an exchange fee for exchanging shares of the Fund for shares of any other Fund offered in this Prospectus, or a fee for reinvesting dividends.

------------------------------------------------------------
 SHAREHOLDER FEES
     (fees paid directly from your investment)
     Redemption Fee (if applicable)(1)                                    2.00%
 ANNUAL FUND OPERATING EXPENSES
     (expenses deducted from Fund assets)
     Management Fee                                                       0.60%
     Other Expenses                                                       0.40%
                                                                         ------
 TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                  1.00%
 -----------------------------------------------------------

 (1) You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 30 days of purchase of the shares (see "How to Redeem Shares -- Market Timing Activities and Redemption Fees").

 (2) The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (exclusive of interest and taxes) will not exceed 1.00%.
------------------------------------------------------------

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
------------------------------------------------------------

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $102    $318     $552     $1,225

------------------------------------------------------------

30                                                                   Paydenfunds


ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------

INFLATION-INDEXED SECURITIES
    Each of the U.S. Bond Funds, each Tax Exempt Bond Fund and each Global Bond Fund may invest in inflation-indexed securities. Unlike a conventional bond, on which the issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal and interest payments that are adjusted over time to reflect inflation -- a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return" -- a return after adjusting for the impact of inflation, which erodes the purchasing power of an investor's portfolio. This adjustment is a key feature, although during a period of deflation principal and interest payments on inflation-indexed securities will be adjusted downward, and the Fund will be subject to deflation risk with respect to these investments. The price of inflation-indexed securities is affected by fluctuations in "real" interest rates (the component of interest rates not tied to investor expectations of future inflation). A rise in real interest rates will generally cause the price of an inflation-indexed security to fall, while a decline in real interest rates will generally increase the price of an inflation-indexed security.

MORTGAGE-BACKED SECURITIES
    Each Fund, except the Value Leaders and U.S. Growth Leaders Funds, may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. Each Fund, except the Tax Exempt Bond Funds and the U.S. Government, GNMA, Value Leaders and U.S. Growth Leaders Funds, may invest in foreign mortgage-related securities. Payments made on the underlying mortgages and passed through to a Fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the mortgages default or if guarantors or insurers default.

ASSET-BACKED RECEIVABLES
    Each Fund, except the Value Leaders and U.S. Growth Leaders Funds, may invest in U.S. and foreign asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if the loans default or if guarantors or insurers default.

U.S. GOVERNMENT AND AGENCY SECURITIES
    Most of the Funds purchase debt obligations issued by the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government. These securities include U.S. Treasury bills, notes and bonds. In addition, many of the Funds purchase debt obligations, commonly called U.S. government agency securities, which are issued by agencies chartered by the U.S. Government. These issuers are generally classified as government sponsored enterprises and are often referred to as "GSEs." The Funds primarily invest in securities issued by the following GSEs:
    - The Government National Mortgage Association (GNMA) issues mortgage-backed securities that are collateralized by home loans. GNMA securities are backed by the full faith and credit of the United States.
    - The Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) both issue debt obligations in order to purchase home mortgages. Both agencies package a portion of these mortgages into mortgage-backed securities that are sold to investors such as the Funds. These securities are not backed by the full faith and credit of the U.S. government. However, FNMA and FHLMC each currently has access to a line of credit with the U.S. Treasury.
    - The Federal Home Loan Bank System (FHLB) is comprised of twelve regional banks that provide liquidity and credit to thrift institutions, credit unions and commercial banks. FHLB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. government. However, similar to FNMA and FHLMC, FHLB has access to a line of credit with the U.S. Treasury.
    - The Federal Farm Credit Bank System (FFCB) is comprised of cooperatively owned lending institutions that provide credit to farmers and farm-affiliated

--------------------------------------------------------------------------------

Prospectus                                                                    31


      businesses. FFCB issues debt obligations to fund its operations. These debt obligations are not backed by the full faith and credit of the U.S. government, nor can FFCB borrow from the U.S. Treasury.

LOAN PARTICIPATIONS AND ASSIGNMENTS
    Each of the Limited Maturity, Short Bond, Core Bond, Opportunity Bond, High Income and Market Return Funds, and each Global Bond Fund may invest in fixed-rate and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk and risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

REGISTERED INVESTMENT COMPANIES
    Each Fund, other than the Cash Reserves Money Market Fund, may invest in exchange-traded funds ("ETFs") and other broad market derivative instruments. However, under the Investment Company Act of 1940, as amended, The Payden & Rygel Investment Group and its affiliated persons (i.e., the Funds) may not hold in the aggregate more than 3% of the outstanding shares of any ETF.
    ETFs are shares of a portfolio designed to track closely the performance of any one or an array of market indexes. Examples include the S&P 500 Index, the Goldman Sachs corporate bond market index, and the MSCI Europe Index. ETFs trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way shares of publicly held companies trade on such exchanges. They may be traded any time during normal trading hours, using all of the portfolio management approaches associated with stocks, e.g., market orders, limit orders, or stop orders. They are also subject to the risks of trading halts due to market conditions or other reasons. In addition, investment in such an ETF by a Fund will involve duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the ETF.

BELOW INVESTMENT GRADE DEBT OBLIGATIONS
    Each Tax Exempt Bond Fund, each Global Bond Fund, and each of the Short Bond, Opportunity Bond, High Income, and Market Return Funds may invest in below investment grade debt obligations. Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor's (at least BBB-), Moody's (at least Baa3) or Fitch (at least BBB-), or are securities determined by the Adviser to be of comparable quality. Lower quality debt securities are more speculative, less liquid and involve a greater risk of default or price change due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. Further information regarding investment ratings is in Appendix A.

FOREIGN INVESTMENTS
    Each Fund, except the Tax Exempt Funds and the GNMA and U.S. Government Funds, may invest in securities of foreign issuers ("foreign securities"). Investing in foreign securities involves certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Some foreign securities are less liquid and their prices more volatile than U.S. securities. In addition, settling transactions in foreign securities may take longer than U.S. securities. Obtaining and enforcing judgments against foreign entities may be more difficult.
    Changes in foreign exchange rates may adversely affect the value of a Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

FOREIGN CURRENCY TRANSACTIONS
    Each Global Bond Fund, each U.S. Equity Fund, and each of the Limited Maturity, Short Bond, Core Bond, Opportunity Bond, and High Income Funds normally conduct their foreign currency exchange transactions either on a spot
(cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of these Funds will generally enter

ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------

32                                                                   Paydenfunds


into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Funds' custodian (the "Custodian") of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

EMERGING MARKETS
    Each Global Bond Fund, each U.S. Equity Fund and each of the Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds may invest in securities of issuers organized or headquartered in emerging market countries. Foreign investment risks are generally greater for securities of such companies. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

DELAYED DELIVERY TRANSACTIONS
    Each Fund may engage in delayed delivery transactions. These transactions involve a Fund's commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account cash U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, a Fund will not invest more than 50% of its total assets in when-issued and delayed delivery transactions.

DERIVATIVE INSTRUMENTS
    Each Fund (except the Cash Reserves Money Market Fund) may use derivative instruments for risk management purposes or otherwise as part of its investment strategies. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, interest rate, total return and credit default swaps). Each Fund (except the Cash Reserves Money Market Fund) may invest some or all of its assets in derivative instruments. The Funds typically use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Derivative Instruments" in the section on "Investment Strategies/ Techniques and Related Risks" in the Statement of Additional Information, a copy of which is available, free of charge, on the Funds' Internet site at payden.com.
    A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Strategies/Techniques and Related Risks" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.
    Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
    Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the

--------------------------------------------------------------------------------

Prospectus                                                                    33


failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. In addition, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.
    Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
    Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser in accordance with established procedures, or as permitted by applicable regulation enter into certain offsetting positions, to cover its obligations under derivative instruments.
    Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.
    Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
    Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

TEMPORARY DEFENSIVE MEASURES
    During times when the Adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds, or may use futures to hedge the entire portfolio. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER
    A Fund's annual turnover rate indicates changes in its portfolio investments. The Adviser will sell a security when appropriate and consistent with a Fund's investment objective and policies, regardless of the effect on the Fund's portfolio turnover rate. Buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. No Fund can accurately predict its future annual portfolio turnover rate. It can vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Each Fund's annual portfolio turnover rates are noted in the Financial Highlights for that Fund in Appendix C.

ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------

34                                                                   Paydenfunds


DISCLOSURE OF FUND PORTFOLIO HOLDINGS
    Each Fund makes available listings of its portfolio holdings pursuant to policies and procedures set forth under the heading "Disclosure of Fund Portfolio Holdings" in the Statement of Additional Information for the Funds, a copy of which is available, free of charge, on the Funds' Internet site at payden.com.

OTHER INVESTMENTS AND TECHNIQUES
    The Funds may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for more information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus                                                                    35


MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER
    Payden & Rygel, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser (the "Adviser") to each of the Funds pursuant to an Investment Advisory Agreement. The Adviser is an investment counseling firm founded in 1983, and currently has over $54 billion of assets under management.
    Investment Policy Committee. The Adviser's Investment Policy Committee is responsible for defining the broad investment parameters of the Funds, including for example the types of strategies to be employed and the range of securities acceptable for investment by the Funds. The Committee is comprised of Kristin Ceva, Brian Matthews, Christopher Orndorff, Joan Payden, James Sarni, Mary Beth Syal and Scott Weiner.
    Kristin Ceva is a Principal who joined the Adviser in 1998 and has 15 years experience in the investment management business. Brian Matthews is a Managing Principal who joined the Adviser in 1986 and has 25 years of experience in the investment management business. Christopher Orndorff is a Managing Principal of the Adviser; he joined Payden & Rygel in 1990 and has 22 years of experience in the investment management business. Joan Payden is President and founder of the Adviser and has 36 years experience in the investment business. James Sarni is a Managing Principal who joined the Adviser in 1990 and has 24 years of experience in the investment management business. Mary Beth Syal is a Managing Principal of the Adviser; she joined Payden & Rygel in 1991 and has 22 years of experience in the investment management business. Scott Weiner is a Managing Principal of the Adviser who joined Payden & Rygel in 1993 and has 23 years of experience in the investment management business.
    Fund Portfolio Managers. The Adviser typically follows a team approach in the management of the Funds, in which different teams of Adviser personnel are responsible for the day-to-day management of the Funds within the broad investment parameters established by the Investment Policy Committee. Each team meets regularly to review portfolio holdings and discuss purchase and sales activity of all accounts in the strategy, including a particular Fund or group of Funds. The portfolio managers, who are generally team leaders or senior investment personnel, are supported by other members of the team. These include research analysts and other investment professionals who provide research support, make securities recommendations and generally support the portfolio managers in all activities. Members of a team may change from time to time. The portfolio managers for the Funds are as follows:
    Limited Maturity Fund, Short Bond Fund, U.S. Government Fund and Global Short Bond Fund. James Sarni, Chartered Financial Analyst ("CFA"), is a Managing Principal and portfolio manager. He has overall responsibility over the broad aspects of the Funds' investments, and together with Colleen Ambrose, CFA, a Senior Vice President and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Ms. Ambrose has been with the Adviser for over 6 years and in the investment management business for 20 years.
    Market Return Fund. Asha Joshi and James Sarni together have overall responsibility over the broad aspects of the Fund's investments, and work with Colleen Ambrose on portfolio construction, broad security selection and risk assessment. Ms. Joshi, CFA, is a Managing Principal and portfolio manager, who has been with the Adviser for over 12 years and in the investment management business for 23 years.
    GNMA Fund. David Ballantine, CFA, a Principal and portfolio manager, has been with the Adviser for over 16 years and in the investment management business for 19 years. Gary Greenberg, CFA, a Senior Vice President and portfolio manager, has been with the Adviser and in the investment management business for almost 12 years. Together, they have overall responsibility for the Fund's investments, including portfolio construction, security selection and risk assessment.
    Core Bond Fund and Opportunity Bond Fund. Brian Matthews, CFA, is a Managing Principal and portfolio manager. He has overall responsibility over the broad aspects of the Funds' investments, and supervises the team members on portfolio construction, broad security selection and risk assessment.
    High Income Fund. Sabur Moini, a Vice President and portfolio manager, has been with the Adviser for over 6 years and in the investment management business for over 14 years. He has overall responsibility over the broad aspects of the Funds' investments, and supervises his team members on portfolio construction, broad security selection and risk assessment.
    Tax Exempt Bond Fund and California Municipal Income Fund. Mary Beth Syal, CFA, is a Managing Principal and portfolio manager. She has overall responsibility over the broad aspects of the Funds' investments, and together with Rena Patel, CFA, a Vice President and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Ms. Patel has been with the Adviser and in the investment management business for over 7 years.

MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

36                                                                   Paydenfunds


    Value Leaders Fund and U.S. Growth Leaders Fund. Chris Orndorff, CFA, is a Managing Principal and portfolio manager. James Wong, CFA, a Principal and portfolio manager, has been with the Adviser for over 11 years and in the investment management business for 15 years. Together, they have overall responsibility for the Funds' investments, including portfolio construction, security selection and risk assessment.
    Global Fixed Income Fund. Kristin Ceva, CFA, a Principal and portfolio manager, has been with the Adviser for over 9 years and in the investment management business for 15 years. She has overall responsibility over the broad aspects of the Fund's investments, and together with Timothy Rider, CFA, a Senior Vice President and portfolio manager, deals with portfolio construction, broad security selection and risk assessment. Mr. Rider has been with the Adviser for over 7 years and in the investment management business for 13 years.
    Emerging Markets Bond Fund. Kristin Ceva has overall responsibility over the broad aspects of the Fund's investments, and together with Cristina Panait, CFA, a Vice President and portfolio manager deals with portfolio construction, broad security selection and risk assessment. Ms. Panait has been with the Adviser and in the investment management business for almost 7 years.
    With respect to the portfolio managers listed, the Statement of Additional Information under the heading "Adviser" in the section entitled "Management of the Group" provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the ownership by the portfolio managers of shares in the Funds.
    The Adviser, where indicated under the "Fees and Expenses" section of certain Fund presentations above, has contractually agreed that, for so long as it acts as investment adviser to those particular Funds, the Total Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds will not exceed the percentage indicated of the particular Fund's average daily net assets on an annualized basis. In addition, the Adviser, where indicated under the "Fees and Expenses" section of certain Fund presentations above, has also contractually agreed to temporarily limit the Fund's Net Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds to the percentage indicated of the Fund's daily net assets on an annualized basis. This agreement has a one-year term, renewable annually.
    Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized. However, for any Fund in any given year, the level of reimbursement cannot cause the Fund's annual expense ratio to exceed the contractual expense limits discussed above.
    For the fiscal year ended October 31, 2006, the Adviser earned a fee, net of expense reimbursements or fee waivers from each Fund as follows: Cash Reserves Money Market Fund, 0.01%; Limited Maturity, 0.17%; Short Bond Fund, 0.23%; U.S. Government Fund, 0.11%; GNMA Fund, 0.23%; Core Bond Fund, 0.26%; Opportunity Bond Fund, 0.28%; High Income Fund, 0.35%; Tax Exempt Bond Fund, 0.00%; California Municipal Income Fund, 0.14%; Value Leaders Fund, 0.42%; Market Return Fund, 0.10%; U.S. Growth Leaders Fund, 0.60%; Global Short Bond Fund, 0.28%; Global Fixed Income Fund, 0.29%; and Emerging Markets Bond Fund, 0.43%.
    A discussion regarding the basis for the approval by the Funds' Board of Trustees of the Investment Advisory Agreement for each Fund is available in the Funds' Annual Report for the fiscal year ended October 31, 2006, under the heading "Approval of Investment Advisory Agreement." The Annual Report is available, free of charge, on the Funds' Internet site at payden.com.

Prospectus                                                                    37


SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING OF FUND SHARES: NET ASSET VALUE
    The net asset value per share of each Fund, other than the Cash Reserves Money Market Fund, is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding and rounding to the nearest penny.

FIXED INCOME SECURITIES. Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

EQUITY SECURITIES. Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

FAIR VALUE PRICING. Fixed income or equity securities for which market quotations are not readily available will be priced at their fair value as determined in good faith using procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Funds. In considering the fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security (such as price and earnings ratios for equity securities or yield to maturity for fixed income securities); the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.
    Fair value pricing generally occurs when (1) developments occur that will affect the value of a Fund's holdings ("significant events"), and (2) those significant events occur after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market. Examples include: inter-day market halts when no further trading in the securities occurs that day; other developments related to a particular issuer; or significant market fluctuations, natural disasters, armed conflicts or significant governmental actions.
    In the case of the three Global Bond Funds -- the Global Short Bond Fund, the Global Fixed Income Fund and particularly the Emerging Markets Bond Fund, investments in foreign securities may result in a higher degree of likelihood that fair value pricing may occur. In that regard, the Valuation and Liquidity Guidelines provide that, with respect to individual issuers, the analysts and portfolio managers for these Funds monitor the news for significant events on issuers whose securities exceed a certain weight in the Fund in question. If an issuer-specific event occurs that the analysts and portfolio managers believe will affect the Fund's net asset value by more than a prescribed threshold, designated members of the Pricing Committee of the Board of Trustees determine based on the facts available (1) if the issuer's securities will be subject to fair value pricing, and (2) if so, the fair value price of the securities based on one or more of the factors described above.
    With respect to events affecting securities markets as a whole, the Valuation and Liquidity Guidelines provide that the analysts and portfolio managers for the Funds monitor the news for significant events related to U.S. securities markets that may generally affect foreign securities markets. If the broad-based U.S. benchmark moves by more than the designated amount between its close on the previous day and the day in question, then the designated members of the Pricing Committee of the Board of Trustees determine based on the facts available (1) whether or not the movement in the U.S. market was likely to have been taken into account by the foreign market, i.e., whether or not it occurred before or after the close of the applicable foreign market, (2) whether based on that determination the Fund should be subject to fair value pricing, and (3) if so, the fair value

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

38                                                                   Paydenfunds


price of each of the securities in the Fund based on one or more of the factors described above.

CASH RESERVES MONEY MARKET FUND. The net asset value per share of the Cash Reserves Money Market Fund is determined as of noon (Eastern Time), immediately after the daily declaration of dividends, by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding and rounding to the nearest penny. The securities in the Cash Reserves Money Market Fund are valued on an amortized-cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under most conditions, management believes it will be possible to maintain the net asset value of the Fund at $1.00 per share. Calculations are periodically made to compare the value of the Fund's portfolio valued at amortized cost with market values. If a deviation of one-half of 1% or more were to occur between the net asset value calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

HOW TO PURCHASE SHARES
    You may purchase shares of each Fund based on the net asset value per share without a sales charge. You may open an account by completing a New Account Application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Fund has received a properly completed application in which all required information has been provided. The Fund's transfer agent (the "Transfer Agent") is required by law to obtain certain personal information from you (or a person authorized to act on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund and the Transfer Agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Fund does not accept cash, money orders, third party checks, traveler's checks, credit card checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk.
    To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit.

MINIMUM INVESTMENTS. The minimum initial and additional investment amounts for each type of account are as follows:

                          INITIAL     ADDITIONAL
     ACCOUNT TYPE        INVESTMENT   INVESTMENT
     ------------        ----------   ----------
Regular                    $5,000       $1,000
Tax-Sheltered              $2,000       $1,000
Electronic Investment
  Set schedule             $2,000       $  250
  No set schedule          $5,000       $1,000
Automatic Exchange          NA          $1,000

INITIAL INVESTMENT.

BY CHECK
1.  Complete a New Account Application
2. Make the check payable to the Paydenfunds, and mail it along with the application to:
       Paydenfunds
       P.O. Box 1611
       Milwaukee, WI 53201-1611

BY FEDERAL FUNDS WIRE
1.  Complete a New Account Application and mail it to:
       Paydenfunds
       P.O. Box 1611
       Milwaukee, WI 53201-1611
2. Wire funds to the Custodian as follows when the application has been processed:
       Mellon Trust of New England, N.A.
       ABA 011001234
       A/C #115762 Mutual Funds #6630
       Credit to Paydenfunds -- (insert name of specific Fund here)
       For Account of (insert your account name here)
3. Please call the Paydenfunds, at (888) 409-8007, to advise of any purchases by wire.

    Your purchase will be based on the net asset value per share next determined after the Paydenfunds receives your order in proper form. It will accept purchase orders only on days on which the Funds and the Custodian are open for business.
    All Funds and the Custodian are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther

--------------------------------------------------------------------------------

Prospectus                                                                    39


King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Custodian is closed on Columbus Day and Veteran's Day. Funds received for purchase on any of these holidays are processed on the following business day.

ADDITIONAL INVESTMENTS. You may make additional investments at any time by check, by use of the Automated Clearing House System ("ACH") (by telephone or via the Funds' Internet site at payden.com using the Account Access function under Mutual Funds (user registration required)), or by calling the Paydenfunds, at (888) 409-8007, and wiring federal funds to the Custodian as described above.

PURCHASES THROUGH BROKERS. The Funds have authorized one or more brokers to accept purchase orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the order. A shareholder's purchase order will be priced based on the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares, and additional conditions may apply.

TAX-SHELTERED RETIREMENT PLANS. The Funds accept purchases of shares by tax-sheltered retirement plans, such as IRAs, rollover IRAs, Roth IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans and Coverdell Education Savings Plans. Please call a Fund Representative, at (888) 409-8007, to receive a retirement package which includes a special application for tax-sheltered accounts. The Funds do not provide fiduciary administration or custody for such plans. The Funds currently pay the fiduciary administration fee charged by the plan custodian.

EXCHANGE PRIVILEGE. Shares of a Fund may be exchanged for shares of any other Fund offered in this Prospectus. The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.
    In general, the Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the New Account Application or an Account Privileges Change Form, you may make exchanges by calling the Paydenfunds at (888) 409-8007. You may also make exchanges via our Internet site at payden.com using the Account Access function under Mutual Funds (user registration required). Finally, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. The Funds may modify or discontinue this exchange privilege at any time on 60 days notice. The Funds also reserve the right to limit the number of exchanges you may make in any year to avoid excessive Fund expenses.

TELEPHONE PRIVILEGE. You may exchange or redeem shares by telephone, at (888) 409-8007, if you have elected this option on your New Account Application, or if you complete an Account Privileges Change Form. If you call before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the exchange or redemption will be based on the net asset value determined that day; if you call after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be based on the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Funds by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.
    By electing the telephone privilege, you may be giving up some security. However, the Funds employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Each Fund reserves the right to refuse a telephone exchange or redemption request if the Fund or its agents believes that the person making the request is not properly authorized. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

CHECKWRITING. Checkwriting is available for investors of the Cash Reserves Money Market, Limited Maturity, Short Bond and GNMA Funds. In the case of each of these Funds, each check you write on your Fund account must be at least $500. To obtain checks, call the Paydenfunds, at (888) 409-8007, to obtain a Check Writing Signature Verification Form and Agreement and complete and return it to the Fund. To pay the check, the Fund redeems shares from your Fund account based on the net asset value per share computed on the day the check is presented to the Fund for payment. You may incur a taxable capital gain or loss on the shares redeemed each time a check is paid. The Fund may charge a transaction fee of $2.00 per check to

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

40                                                                   Paydenfunds


your account, if you have total assets with the Group of less than $25,000. The Fund reserves the right to modify or terminate the checkwriting privilege on 30 days notice.
    The Fund credits checks received to your account on the day received by the Fund. The Fund may charge a $20.00 fee on the account if a check is returned because it fails to meet the Fund's checkwriting criteria or if there are insufficient funds in the account.

AUTOMATED INVESTMENT PROGRAMS. You may use two programs for automated investments in the Funds.

ELECTRONIC INVESTMENT PLAN. You may elect to make additional investments in any Fund using the ACH, which transfers money directly from your account at your financial institution to the Fund for investment. You may not make an initial investment in any Fund through the ACH.
    You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Fund on your choice of either the 1st or 15th day of the month (or next business day if the day you chose falls on a holiday or weekend day). Your financial institution will typically debit your account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,000, with additional investments through the ACH of at least $250.
    Under the second option, you may also elect to authorize transfers through the ACH via telephone request, or via the Funds' Internet site at payden.com using the Account Access function under Mutual Funds (user registration required). Money will be withdrawn from your account at your financial institution only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments through the ACH of at least $1,000. If the Fund receives your telephone request or internet request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the investment will be based on the net asset value determined that day. For telephonic requests or internet requests received after the close of regular trading on the New York Stock Exchange, the investment will be based on the net asset value determined on the next business day.
Please note the following guidelines:
 --  Your financial institution must be a member of the ACH.
 -- You must complete and return an Account Privileges Change Form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction.
 -- You must establish an account with the Fund before the Electronic Investment Plan goes into effect.
 -- The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.
 -- You can terminate your participation in the Electronic Investment Plan by writing to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by phone, at (888) 409-8007, and it will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. The automatic transfer is effected on your choice of either the 1st or 15th day of the month (or the next business day if the day you chose falls on a holiday or on a weekend).

OTHER PURCHASE INFORMATION. The Funds issue full and fractional shares, but do not issue certificates. Some Funds may not be available in all jurisdictions. Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the New Account Application proves to be incorrect in any material manner.

MEDALLION SIGNATURE GUARANTEE -- ACCOUNT CHANGES AND REDEMPTIONS. A Medallion Signature Guarantee assures the Funds that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. Medallion Signature Guarantees are required by the Funds in the following cases:

ACCOUNT CHANGES (YOU MUST USE THE ACCOUNT PRIVILEGES CHANGE FORM).
 --  To add bank information to an existing account.
 --  To change your existing bank account of record.
 --  To add telephone privileges.
 -- To change account name due to marriage or divorce (you can also provide a copy of the certified legal documents).
 --  To change registered account holders.

ACCOUNT REDEMPTIONS.
 -- To request a redemption in excess of $100,000, which must be in writing. -- To request a wire transfer of redemption proceeds to a bank account other than the bank account of record.

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Prospectus                                                                    41


 -- To request redemption proceeds to be mailed to an address other than the address of record.
 -- To request redemption proceeds to be mailed to a person other than the record owner of the shares.
 --  To request a redemption within 30 days of an address change.
 -- On the IRA Transfer Form, if you are transferring your Paydenfunds IRA to another fund family.
 -- Certain transactions on accounts involving executors, administrators, trustees or guardians.
The Funds reserve the right to require a Medallion Signature Guarantee under other circumstances.

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE. Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange.

HOW TO REDEEM SHARES
    Each Fund will redeem your shares based on the net asset value per share next determined following receipt of your request in proper form. You can redeem shares by contacting the Fund in writing, by telephone, or via the Funds' Internet site at payden.com. Redemption requests by telephone or via the Internet may not exceed $100,000. Except as indicated under "Redemption Fees," the Funds generally do not charge for redemptions. Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Fund at the time of redemption.
    Send your redemption requests (a) in writing to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611, or if you have selected either of these options on your New Account Application (b) by telephone at (888) 409-8007, or (c) via the Funds' Internet site at payden.com. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If the redemption is for $100,000 or more, or if you request a redemption within 30 days of an address change, or if you want the Fund to pay the proceeds of a written request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, or to wire the proceeds to a financial institution other than the financial institution of record, your redemption request must be in writing and your signature on the written request must be Medallion Signature Guaranteed by a commercial bank, a trust company or another eligible guarantor institution. The Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your financial institution or mailed to your address of record one business day after we receive the request. The Fund may charge a $13.00 fee for any wire transfer, and payment by mail may take up to seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.
    One or more brokers have been authorized to accept redemption orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A shareholder's redemption order will be priced based on the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.
    Each Fund reserves the right to pay any redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. While it is unlikely that shares would ever be redeemed in kind, if that does occur, the redeeming shareholder would incur transaction costs upon the disposition of the securities that the shareholder received in the distribution. In addition, under certain circumstances set forth in the Statement of Additional Information, each Fund reserves the right to fully redeem shares in any account, the value of which falls below $5,000 due to shareholder redemptions.
    A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.

MARKET TIMING ACTIVITIES AND
REDEMPTION FEES
    Frequent purchases and redemptions of shares of any Fund by one or more Fund shareholders present various risks for other shareholders of the Fund, including dilution in the value of Fund shares held by long-term shareholders, disruption of the long-term focus of the Fund's investment program and increased operating expenses, particularly brokerage and other administrative costs. In addition, there are risks specific to particular Funds. For those Funds that invest in overseas markets, there may be risks associated with time-zone arbitrage. For the equity Funds or fixed

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

42                                                                   Paydenfunds


income Funds such as the High Income Fund or Emerging Markets Bond Fund with greater volatility, there may be risks associated with short-term trading designed to capitalize on significant changes in the Fund's net asset value over short periods of time.
    As a result, the Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent trading of shares of any of the Funds by Fund shareholders, including with respect to six of the Funds a redemption fee as discussed below. For each Fund, the Fund's administrator (the "Administrator") identifies frequent trading by examining the number of "round trips," i.e., purchases and redemptions, which occur within a specific time period. The number of round trips and the length of the time period to be scanned to identify such frequent trading may differ by Fund based on Fund experience and expectations based on Fund investment guidelines. If a pattern of frequent trading is thus identified in your account, the Administrator then determines if the value of the trades is of a size sufficient to affect the level of the Fund's operating expenses. If that is the case, you will then be sent a notice that future trading in your account may be restricted if the pattern of frequent trading persists. If the frequent trading pattern persists in your account without explanation or justification, the Fund will refuse any further purchase or exchange requests by you and will so notify you. It should be noted, however, that in certain circumstances it may not be practicable for the Fund to identify such market timing activities, such as redemptions of shares held in certain omnibus accounts or retirement plans since the Fund does not have the information on the individual transactions within the omnibus account or retirement plan.
    None of the Funds has any arrangement with any Fund shareholder to accommodate frequent purchases and redemptions of the Fund's shares. Finally, because it is not possible to identify and list all market timing abuses that may arise, you should know that each Fund reserves the right to reject a purchase or exchange request for any reason.

REDEMPTION FEES. The Funds' Board of Trustees has also determined that with respect to the three equity Funds, the Value Leaders, Market Return and U.S. Growth Leaders Funds, and the High Income and Emerging Markets Bond Funds, there is a greater possibility of frequent trading, and thus the Board of Trustees has adopted a redemption fee for each of these Funds. You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares of any of these Funds within thirty (30) days of purchase of the shares. This fee will be retained by the Fund to help offset the expenses incurred due to short-term trading and to benefit the Fund's long-term shareholders.
    Shares you have held the longest will always be redeemed first. Although each Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Further, the Fund may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within thirty (30) days following the death or disability of the shareholder (or, if a trust, its beneficiary) or redemptions initiated by the Fund. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

DIVIDENDS, DISTRIBUTIONS AND TAXES
    The Funds declare and distribute dividends to shareholders as follows: (1) monthly, for the Core Bond, Opportunity Bond, High Income, Market Return, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds, (2) semi-annually, for the Value Leaders and U.S. Growth Leaders Funds, and (3) each of the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds accrues dividends daily and declares and distributes them to shareholders monthly.
    The Funds distribute any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by so indicating on the New Account Application, or in writing to the Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611, or by phone, at (888) 409-8007.
    Substantially all dividends paid by the Tax Exempt Bond and California Municipal Income Funds will be exempt from federal income taxes; however, a portion of the dividends may be a tax preference item for purposes of the alternative minimum tax. Dividends paid by the other Funds, and distributions paid by all Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund's shares is a taxable event and may result in a capital gain or loss.

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Prospectus                                                                    43


    Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.
    Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

GENERAL INFORMATION

HOUSEHOLD DELIVERY OF PROSPECTUS AND REPORTS. To reduce expenses, we may mail only one copy of the Prospectus and of each annual and semi-annual report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Fund Representative, at (888) 409-8007, or write to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611. We will begin sending you individual copies 30 days after receiving your request.

PRIVACY NOTICE. The Funds respect the right of privacy of each of their shareholders. The Funds also believe that each shareholder expects the Funds to conduct and process shareholder business in an accurate and efficient manner, and at all times in compliance with applicable legal and regulatory requirements concerning the privacy of shareholder information. Please see Appendix B for the Funds' Privacy Notice to their shareholders.

SHAREHOLDER INQUIRIES. For information, call Paydenfunds at (888) 409-8007, visit the Funds' Internet site at payden.com, or write to Paydenfunds, P.O. Box 1611, Milwaukee, WI 53201-1611.

44                                                                   Paydenfunds


APPENDIX A: DESCRIPTION OF RATINGS

--------------------------------------------------------------------------------

The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

CREDIT RATINGS -- GENERAL SECURITIES
The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

BONDS
    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment

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Prospectus                                                                    45


of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

BONDS
    AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.
    AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.
    A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.
    BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
    CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
    CC: An obligation rated CC is currently highly vulnerable to nonpayment.
    C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
    D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
    The Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
    r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS
    Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

BONDS
    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

APPENDIX A: DESCRIPTION OF RATINGS

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46                                                                   Paydenfunds


    A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
    BBB: Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.
    BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.
    B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
    CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C: Bonds are in imminent default in payment of interest or principal.
    DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

CREDIT RATINGS -- MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. TAX-EXEMPT MUNICIPALS
Moody's ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth in the Prospectus under the "Bonds" section of the Moody's descriptions.
    Advance refunded issues: Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

MUNICIPAL NOTE RATINGS
    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

COMMERCIAL PAPER
    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
    Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.
    Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior

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Prospectus                                                                    47


short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

MUNICIPAL BOND RATINGS
    AAA -- Prime Grade: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

    General Obligations Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

    Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.
    AA -- High Grade: The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.
    A -- Good Grade: Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

    General Obligation Bonds: There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

    Revenue Bonds: Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

    Rating Refinements: Standard & Poor's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

MUNICIPAL NOTE RATINGS
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER
    A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
    A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

APPENDIX A: DESCRIPTION OF RATINGS

--------------------------------------------------------------------------------

48                                                                   Paydenfunds


FITCH RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

COMMERCIAL PAPER
    F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment. Those issues regarded as having the strongest degree of assurance of repayment are denoted with a plus (+) sign designation.

Prospectus                                                                    49


APPENDIX B: PRIVACY NOTICE

--------------------------------------------------------------------------------

    The Paydenfunds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION
    To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:
    - The Paydenfunds application, or other forms;
    - Oral conversations or written correspondence between you and our representatives;
    - Your transactions with us; and
    - Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS
    We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

DISCLOSURE OF INFORMATION TO THIRD PARTIES
    WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.
    In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed for us to provide agreed services to you. Further, we review the confidentiality policies and procedures of these third parties to satisfy ourselves that they are effective in protecting your confidential information. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

50                                                                   Paydenfunds


APPENDIX C: FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

    This financial highlights table is intended to help you understand the financial performance of each of the Funds for the past five years (or if shorter, the period of the Fund's operations) through October 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' most recent financial statements, is included in the Funds' 2006 annual report, which is available on request.

--------------------------------------------------------------------------------
CASH RESERVES MONEY MARKET FUND
(FORMERLY BUNKER HILL MONEY MARKET FUND)
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                                2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                           0.05        0.03        0.01        0.01        0.02
  Net realized and unrealized gains (losses)
----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                            0.05        0.03        0.01        0.01        0.02
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                     (0.05)      (0.03)      (0.01)      (0.01)      (0.02)
  From net realized gains
  Return of capital
----------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                        (0.05)      (0.03)      (0.01)      (0.01)      (0.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total return                                                      4.64%       2.64%       0.99%       1.07%       1.79%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $607,429    $346,878    $348,170    $249,712    $203,719
  Ratio of gross expense to average net assets                    0.35%       0.32%       0.32%       0.37%       0.36%
  Ratio of net expense to average net assets                      0.20%       0.20%       0.20%       0.22%       0.30%
  Ratio of investment income less gross expenses to average
    net assets                                                    4.48%       2.51%       0.89%       0.85%       1.78%
  Ratio of net investment income to average net assets            4.63%       2.63%       1.01%       1.00%       1.84%
  Portfolio turnover rate                                          n/a         n/a         n/a         n/a         n/a

The Fund commenced operations on December 17, 1997

--------------------------------------------------------------------------------
LIMITED MATURITY FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                                2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $   9.86    $   9.92    $   9.96    $  10.03    $  10.14
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                           0.42        0.25        0.15        0.17        0.31
  Net realized and unrealized gains (losses)                      0.01       (0.04)      (0.03)      (0.04)      (0.07)
----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                            0.43        0.21        0.12        0.13        0.24
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                     (0.40)      (0.27)      (0.16)      (0.20)      (0.30)
  From net realized gains                                                                                        (0.05)
  Return of capital                                              (0.01)
----------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                        (0.41)      (0.27)      (0.16)      (0.20)      (0.35)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $   9.88    $   9.86    $   9.92    $   9.96    $  10.03
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total return                                                      4.41%       2.10%       1.19%       1.33%       2.42%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $164,321    $294,214    $357,678    $322,822    $279,098
  Ratio of gross expense to average net assets                    0.51%       0.46%       0.46%       0.48%       0.48%
  Ratio of net expense to average net assets                      0.40%       0.40%       0.40%       0.40%       0.40%
  Ratio of investment income less gross expenses to average
    net assets                                                    4.05%       2.44%       1.36%       1.52%       2.76%
  Ratio of net investment income to average net assets            4.16%       2.50%       1.42%       1.60%       2.84%
  Portfolio turnover rate                                           63%         99%         84%         91%        115%

The Fund commenced operations on May 1, 1994

--------------------------------------------------------------------------------

Prospectus                                                                    51


SHORT BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $   9.91   $  10.21   $  10.31   $  10.39   $  10.24
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.41       0.33       0.21       0.21       0.37
  Net realized and unrealized gains (losses)                     0.01      (0.29)     (0.02)      0.05       0.15
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.42       0.04       0.19       0.26       0.52
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.41)     (0.34)     (0.21)     (0.22)     (0.37)
  From net realized gains                                                             (0.08)     (0.12)
  Return of capital                                             (0.00)(1)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.41)     (0.34)     (0.29)     (0.34)     (0.37)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $   9.92   $   9.91   $  10.21   $  10.31   $  10.39
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     4.37%      0.41%      1.88%      2.56%      5.16%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $320,592   $360,105   $348,264   $294,506   $182,933
  Ratio of gross expense to average net assets                   0.50%      0.45%      0.46%      0.50%      0.49%
  Ratio of net expense to average net assets                     0.45%      0.45%      0.45%      0.50%      0.40%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.13%      3.27%      2.01%      2.00%      3.40%
  Ratio of net investment income to average net assets           4.18%      3.27%      2.02%      2.00%      3.49%
  Portfolio turnover rate                                          91%       121%       175%       151%       152%

The Fund commenced operations on January 1, 1994

--------------------------------------------------------------------------------
U.S. GOVERNMENT FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $  10.45   $  10.78   $  11.06   $  11.42   $  11.24
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.40       0.31       0.27       0.30       0.46
  Net realized and unrealized gains (losses)                     0.03      (0.31)     (0.02)     (0.15)      0.18
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.43       0.00       0.25       0.15       0.64
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.41)     (0.33)     (0.27)     (0.31)     (0.46)
  From net realized gains                                                             (0.26)     (0.20)
  Return of capital                                             (0.00)(1)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.41)     (0.33)     (0.53)     (0.51)     (0.46)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $  10.47   $  10.45   $  10.78   $  11.06   $  11.42
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     4.21%      0.04%      2.42%      1.28%      5.93%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $ 41,798   $ 55,045   $ 53,608   $ 70,268   $ 67,151
  Ratio of gross expense to average net assets                   0.65%      0.57%      0.57%      0.55%      0.55%
  Ratio of net expense to average net assets                     0.48%      0.45%      0.45%      0.45%      0.40%
  Ratio of investment income less gross expenses to average
    net assets                                                   3.68%      2.86%      2.31%      2.55%      3.96%
  Ratio of net investment income to average net assets           3.85%      2.98%      2.43%      2.65%      4.11%
  Portfolio turnover rate                                         132%       145%        70%       134%       217%

The Fund commenced operations on January 1, 1995
(1) Amount is less than $0.005

--------------------------------------------------------------------------------

52                                                                   Paydenfunds


GNMA FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $   9.78   $  10.10   $  10.22   $  10.56   $  10.77
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.43       0.31       0.41       0.41       0.64
  Net realized and unrealized gains (losses)                     0.05      (0.11)      0.07      (0.09)      0.02
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.48       0.20       0.48       0.32       0.66
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.51)     (0.52)     (0.60)     (0.60)     (0.62)
  From net realized gains                                                                        (0.06)     (0.25)
  Return of capital
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.51)     (0.52)     (0.60)     (0.66)     (0.87)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $   9.75   $   9.78   $  10.10   $  10.22   $  10.56
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     5.10%      2.03%      4.89%      3.08%      6.59%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $141,676   $115,255   $115,278   $161,464   $162,158
  Ratio of gross expense to average net assets                   0.54%      0.50%      0.52%      0.54%      0.51%
  Ratio of net expense to average net assets                     0.50%      0.50%      0.50%      0.50%      0.35%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.24%      3.09%      4.23%      3.93%      5.72%
  Ratio of net investment income to average net assets           4.28%      3.09%      4.25%      3.97%      5.88%
  Portfolio turnover rate                                          11%         6%        32%        25%       104%

The Fund commenced operation on August 27, 1999

--------------------------------------------------------------------------------
CORE BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $  10.23   $  10.72   $  10.61   $  10.46   $  10.19
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.47       0.36       0.40       0.33       0.45
  Net realized and unrealized gains (losses)                     0.01      (0.37)      0.17       0.16       0.27
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.48      (0.01)      0.57       0.49       0.72
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.47)     (0.42)     (0.39)     (0.34)     (0.45)
  From net realized gains                                                  (0.06)     (0.07)
  Return of capital                                             (0.01)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.48)     (0.48)     (0.46)     (0.34)     (0.45)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $  10.23   $  10.23   $  10.72   $  10.61   $  10.46
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     4.76%     (0.08)%     5.49%      4.76%      7.37%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $896,559   $661,575   $558,812   $453,593   $261,263
  Ratio of gross expense to average net assets                   0.48%      0.45%      0.45%      0.51%      0.50%
  Ratio of net expense to average net assets                     0.46%      0.45%      0.44%      0.51%      0.50%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.49%      3.48%      3.75%      3.21%      4.50%
  Ratio of net investment income to average net assets           4.51%      3.48%      3.74%      3.21%      4.50%
  Portfolio turnover rate                                         243%       210%       164%       303%       582%

The Fund commenced operations on January 1, 1994

--------------------------------------------------------------------------------

Prospectus                                                                    53


OPPORTUNITY BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $   9.36   $   9.81   $  10.27   $  10.20   $  10.15
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.42       0.35       0.42       0.47       0.58
  Net realized and unrealized gains (losses)                     0.04      (0.37)      0.09       0.22       0.05
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.46      (0.02)      0.51       0.69       0.63
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.45)     (0.40)     (0.41)     (0.49)     (0.58)
  From net realized gains                                                  (0.03)     (0.56)     (0.13)
  Return of capital
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.45)     (0.43)     (0.97)     (0.62)     (0.58)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $   9.37   $   9.36   $   9.81   $  10.27   $  10.20
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     5.06%     (0.26)%     5.21%      6.86%      6.45%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $114,420   $143,728   $124,735   $122,242   $191,167
  Ratio of gross expense to average net assets                   0.57%      0.52%      0.51%      0.52%      0.49%
  Ratio of net expense to average net assets                     0.57%      0.52%      0.49%      0.52%      0.49%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.53%      3.68%      4.26%      4.40%      5.62%
  Ratio of net investment income to average net assets           4.53%      3.68%      4.28%      4.40%      5.62%
  Portfolio turnover rate                                         265%       235%       190%       230%       648%

The Fund commenced operations on December 9, 1996

--------------------------------------------------------------------------------
HIGH INCOME FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $   8.11   $   8.52   $   8.34   $   7.44   $   8.19
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.55       0.57       0.59       0.64       0.65
  Net realized and unrealized gains (losses)                     0.09      (0.38)      0.18       0.91      (0.68)
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.64       0.19       0.77       1.55      (0.03)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.54)     (0.60)     (0.59)     (0.65)     (0.72)
  From net realized gains
  Return of capital                                             (0.07)                (0.01)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.61)     (0.60)     (0.60)     (0.65)     (0.72)
-----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                    0.00(1)     0.00(1)     0.01
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $   8.14   $   8.11   $   8.52   $   8.34   $   7.44
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return*                                                    8.19%      2.28%      9.74%     21.55%     (0.59)%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $263,041   $238,784   $486,474   $308,347   $226,107
  Ratio of gross expense to average net assets                   0.59%      0.53%      0.52%      0.55%      0.52%
  Ratio of net expense to average net assets                     0.59%      0.53%      0.52%      0.55%      0.52%
  Ratio of investment income less gross expenses to average
    net assets                                                   6.77%      6.72%      7.19%      8.02%      8.30%
  Ratio of net investment income to average net assets           6.77%      6.72%      7.19%      8.02%      8.30%
  Portfolio turnover rate                                          79%        85%        64%        79%        48%

The Fund commenced operations on December 30, 1997
(1) Amount is less than $0.005

--------------------------------------------------------------------------------

54                                                                   Paydenfunds


TAX EXEMPT BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                              2006       2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $  9.83    $ 10.15    $ 10.25    $ 10.22    $ 10.06
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                         0.34       0.32       0.36       0.34       0.36
  Net realized and unrealized gains (losses)                    0.13      (0.27)      0.06       0.03       0.16
----------------------------------------------------------------------------------------------------------------
      Total from investment activities                          0.47       0.05       0.41       0.37       0.52
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                   (0.33)     (0.33)     (0.33)     (0.34)     (0.36)
  From net realized gains                                      (0.02)     (0.04)     (0.18)
  Return of capital
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                      (0.35)     (0.37)     (0.51)     (0.34)     (0.36)
----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $  9.95    $  9.83    $ 10.15    $ 10.25    $ 10.22
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total return                                                    4.91%      0.40%      4.16%      3.71%      5.30%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $15,762    $23,614    $16,574    $13,927    $26,236
  Ratio of gross expense to average net assets                  0.91%      0.80%      0.88%      0.78%      0.69%
  Ratio of net expense to average net assets                    0.50%      0.50%      0.50%      0.50%      0.50%
  Ratio of investment income less gross expenses to average
    net assets                                                  2.98%      2.95%      2.92%      3.06%      3.39%
  Ratio of net investment income to average net assets          3.39%      3.25%      3.30%      3.33%      3.58%
  Portfolio turnover rate                                         24%        25%        57%        47%       114%

The Fund commenced operation on December 21, 1993

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL INCOME FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                              2006       2005       2004       2003       2002
----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $  9.94    $ 10.28    $ 10.27    $ 10.43    $ 10.42
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                         0.36       0.37       0.35       0.34       0.38
  Net realized and unrealized gains (losses)                    0.14      (0.34)      0.08       0.05       0.01
----------------------------------------------------------------------------------------------------------------
      Total from investment activities                          0.50       0.03       0.43       0.39       0.39
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                   (0.36)     (0.37)     (0.35)     (0.34)     (0.38)
  From net realized gains                                      (0.04)                (0.07)     (0.21)
  Return of capital
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                      (0.40)     (0.37)     (0.42)     (0.55)     (0.38)
----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $ 10.04    $  9.94    $ 10.28    $ 10.27    $ 10.43
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total return                                                    5.13%      0.29%      4.24%      3.80%      3.81%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $43,236    $29,416    $30,414    $28,914    $28,180
  Ratio of gross expense to average net assets                  0.68%      0.65%      0.64%      0.65%      0.61%
  Ratio of net expense to average net assets                    0.50%      0.50%      0.50%      0.50%      0.50%
  Ratio of investment income less gross expenses to average
    net assets                                                  3.38%      3.45%      3.28%      3.13%      3.53%
  Ratio of net investment income to average net assets          3.56%      3.60%      3.42%      3.28%      3.64%
  Portfolio turnover rate                                         25%        51%        53%        29%        36%

The Fund commenced operations on December 17, 1998

--------------------------------------------------------------------------------

Prospectus                                                                    55


GLOBAL SHORT BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $  10.28   $  10.45   $  10.46   $  10.22   $  10.07
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.42       0.35       0.24       0.26       0.35
  Net realized and unrealized gains (losses)                     0.02      (0.14)      0.06       0.35       0.15
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.44       0.21       0.30       0.61       0.50
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.52)     (0.38)     (0.23)     (0.26)     (0.35)
  From net realized gains
  Return of capital                                             (0.05)                (0.08)     (0.11)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.57)     (0.38)     (0.31)     (0.37)     (0.35)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $  10.15   $  10.28   $  10.45   $  10.46   $  10.22
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     4.37%      1.99%      2.83%      6.06%      5.03%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $180,803   $198,805   $143,215   $106,619   $ 69,701
  Ratio of gross expense to average net assets                   0.54%      0.52%      0.58%      0.60%      0.59%
  Ratio of net expense to average net assets                     0.52%      0.52%      0.58%      0.60%      0.50%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.29%      3.52%      3.03%      3.64%      4.36%
  Ratio of net investment income to average net assets           4.31%      3.52%      3.03%      3.64%      4.45%
  Portfolio turnover rate                                         129%       113%        87%        68%       166%

The Fund commenced operations on September 18, 1996

--------------------------------------------------------------------------------
GLOBAL FIXED INCOME FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $   9.76   $   9.97   $  10.05   $  10.18   $  10.36
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.25       0.27       0.16       0.26      (0.09)
  Net realized and unrealized gains (losses)                     0.03       0.20       0.21       0.14       0.43
-----------------------------------------------------------------------------------------------------------------
        Total from investment activities                         0.28       0.47       0.37       0.40       0.34
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.42)     (0.68)     (0.29)     (0.41)     (0.04)
  From net realized gains                                       (0.18)                           (0.05)
  Return of capital                                             (0.40)                (0.16)     (0.07)     (0.48)
-----------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                     (1.00)     (0.68)     (0.45)     (0.53)     (0.52)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $   9.04   $   9.76   $   9.97   $  10.05   $  10.18
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     3.05%      4.78%      3.74%      3.94%      3.45%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                           $158,321   $191,746   $187,524   $207,398   $266,439
  Ratio of gross expense to average net assets                   0.59%      0.54%      0.53%      0.56%      0.52%
  Ratio of net expense to average net assets                     0.58%      0.54%      0.53%      0.56%      0.52%
  Ratio of investment income less gross expenses to average
    net assets                                                   2.80%      2.67%      3.17%      3.26%      3.56%
  Ratio of net investment income to average net assets           2.81%      2.67%      3.17%      3.26%      3.56%
  Portfolio turnover rate                                         198%       252%       160%       168%       159%

The Fund commenced operations on September 1, 1992
(1) Amount is less than $0.005

--------------------------------------------------------------------------------

56                                                                   Paydenfunds


EMERGING MARKETS BOND FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $ 12.62    $ 11.77    $ 12.59    $ 11.32    $ 10.94
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.91       0.72       0.69       0.79       0.74
  Net realized and unrealized gains (losses)                     0.29       0.94       0.51       1.34       0.38
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           1.20       1.66       1.20       2.13       1.12
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.39)     (0.81)     (0.68)     (0.86)     (0.74)
  From net realized gains                                                             (1.38)
  Return of capital                                             (0.33)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.72)     (0.81)     (2.06)     (0.86)     (0.74)
-----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                    0.00(1)    0.00(1)    0.04
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $ 13.10    $ 12.62    $ 11.77    $ 12.59    $ 11.32
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return*                                                    9.70%     14.47%     11.04%     19.31%     10.54%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $68,976    $89,330    $26,905    $53,963    $69,724
  Ratio of gross expense to average net assets                   0.82%      0.80%      0.74%      0.86%      0.80%
  Ratio of net expense to average net assets                     0.80%      0.80%      0.71%      0.86%      0.80%
  Ratio of investment income less gross expenses to average
    net assets                                                   6.65%      6.04%      5.80%      6.55%      7.39%
  Ratio of net investment income to average net assets           6.67%      6.04%      5.83%      6.55%      7.39%
  Portfolio turnover rate                                         193%        98%       461%       187%       134%

The Fund commenced operation on December 17, 1998

--------------------------------------------------------------------------------
VALUE LEADERS FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $ 10.82    $ 10.70    $  9.91    $  8.79    $ 10.08
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.21       0.31       0.20       0.26       0.18
  Net realized and unrealized gains (losses)                     2.04       0.10       0.81       1.03      (1.29)
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           2.25       0.41       1.01       1.29      (1.11)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.24)     (0.29)     (0.23)     (0.17)     (0.18)
  From net realized gains
  Return of Capital
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.24)     (0.29)     (0.23)     (0.17)     (0.18)
-----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                                          0.01
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $ 12.83    $ 10.82    $ 10.70    $  9.91    $  8.79
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                    21.10%      3.75%     10.32%     14.81%    (11.13)%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $77,403    $33,973    $58,163    $52,987    $52,515
  Ratio of gross expense to average net assets                   0.88%      0.84%      0.82%      1.00%      0.93%
  Ratio of net expense to average net assets                     0.80%      0.80%      0.80%      0.80%      0.75%
  Ratio of investment income less gross expenses to average
    net assets                                                   1.90%      2.28%      1.85%      2.50%      1.56%
  Ratio of net investment income to average net assets           1.98%      2.32%      1.87%      2.71%      1.74%
  Portfolio turnover rate                                          67%        69%        30%       155%        54%

The Fund commenced operations on November 1, 1996
(1) Amount is less than $0.005

--------------------------------------------------------------------------------

Prospectus                                                                    57


MARKET RETURN FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $ 10.29    $  9.89    $  9.12    $  7.68    $  9.29
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.48       0.32       0.20       0.15       0.26
  Net realized and unrealized gains (losses)                     1.12       0.42       0.78       1.49      (1.61)
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           1.60       0.74       0.98       1.64      (1.35)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                    (0.49)     (0.34)     (0.21)     (0.19)     (0.26)
  From net realized gains
  Return of capital                                                                              (0.01)
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                       (0.49)     (0.34)     (0.21)     (0.20)     (0.26)
-----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                    0.00(1)    0.00(1)    0.00(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $ 11.40    $ 10.29    $  9.89    $  9.12    $  7.68
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                    15.83%      7.45%     10.75%     21.72%    (14.98)%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $58,251    $65,299    $92,989    $26,747    $17,341
  Ratio of gross expense to average net assets                   0.63%      0.54%      0.61%      0.85%      0.82%
  Ratio of net expense to average net assets                     0.45%      0.45%      0.45%      0.45%      0.45%
  Ratio of investment income less gross expenses to average
    net assets                                                   4.15%      2.94%      1.84%      1.59%      2.37%
  Ratio of net investment income to average net assets           4.33%      3.03%      2.00%      1.99%      2.74%
  Portfolio turnover rate                                         191%        92%        44%       294%       129%

The Fund commenced operations on December 1, 1995

--------------------------------------------------------------------------------
U.S. GROWTH LEADERS FUND
(For a Share Outstanding During the Fiscal Year Ended October 31st)

                                                               2006       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                        $  8.31    $  7.09    $  6.68    $  5.50    $  6.49
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                          0.00(1)    0.02       0.03      (0.01)
  Net realized and unrealized gains (losses)                     0.60       1.23       0.41       1.19      (0.95)
-----------------------------------------------------------------------------------------------------------------
      Total from investment activities                           0.60       1.25       0.44       1.18      (0.95)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                               (0.03)     (0.03)                (0.01)
  From net realized gains
  In excess of net realized gains
  Return of capital                                                                                          0.03
-----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                        0.00      (0.03)     (0.03)      0.00      (0.04)
-----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                    0.00(1)               0.00(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                              $  8.91    $  8.31    $  7.09    $  6.68    $  5.50
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total return                                                     7.22%     17.64%      6.51%     21.44%    (14.79)%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period (000s)                            $66,166    $42,468    $14,561    $14,670    $ 7,105
  Ratio of gross expense to average net assets                   1.00%      1.07%      1.11%      1.40%      1.27%
  Ratio of net expense to average net assets                     1.00%      1.00%      1.00%      1.00%      0.80%
  Ratio investment income less gross expenses to average net
    assets                                                       0.01%      0.14%      0.29%     (0.57)%    (0.43)%
  Ratio net investment income to average net assets              0.01%      0.21%      0.40%     (0.16)%     0.04%
  Portfolio turnover rate                                         202%       150%       182%       188%       449%

The Fund commenced operation on June 17, 1999
(1) Amount is less than $0.005

--------------------------------------------------------------------------------

58                                                                   Paydenfunds


                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                 ADMINISTRATOR
                              Treasury Plus, Inc.
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                  DISTRIBUTOR
                          Payden & Rygel Distributors
                             333 South Grand Avenue
                         Los Angeles, California 90071
                                   CUSTODIAN
                       Mellon Trust of New England, N.A.
                                One Boston Place
                          Boston, Massachusetts 02109
                                 TRANSFER AGENT
                            UMB Fund Services, Inc.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             Deloitte & Touche LLP
                             111 South Wacker Drive
                            Chicago, Illinois 60606
                                    COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                      515 South Flower Street, 25th Floor
                         Los Angeles, California 90071

     FOR MORE INFORMATION ABOUT THE PAYDEN FUNDS,
     THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE
     UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS:
     The Funds' Annual and Semi-Annual Reports to shareholders contain detailed information on each Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI):
     The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.

     You can get copies, free of charge, of the Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by calling us at (888) 409-8007, or by writing us at:
          The Payden & Rygel Investment Group
          333 South Grand Avenue, 32nd floor
          Los Angeles, California 90071

     The SAI and Annual and Semi-Annual Reports are available, free of charge, on the Funds' Internet site at payden.com

     Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


     The Payden & Rygel Investment Group: Investment Company
     Act File 811-6625

                               [PAYDENFUNDS LOGO]

     333 South Grand Avenue  Los Angeles, California 90071
              (800) 572-9336   paydenfunds.com

                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        CASH RESERVES MONEY MARKET FUND
                           PAYDEN LIMITED MATURITY FUND
                             PAYDEN SHORT BOND FUND
                           PAYDEN U.S. GOVERNMENT FUND
                                PAYDEN GNMA FUND
                             PAYDEN CORE BOND FUND
                          PAYDEN OPPORTUNITY BOND FUND
                             PAYDEN HIGH INCOME FUND
                           PAYDEN TAX EXEMPT BOND FUND
                     PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
                           PAYDEN VALUE LEADERS FUND
                            PAYDEN MARKET RETURN FUND
                         PAYDEN U.S. GROWTH LEADERS FUND
                          PAYDEN GLOBAL SHORT BOND FUND
                         PAYDEN GLOBAL FIXED INCOME FUND
                        PAYDEN EMERGING MARKETS BOND FUND
                             333 South Grand Avenue
                          Los Angeles, California 90071
                            1-800-5PAYDEN (572-9336)

                       STATEMENT OF ADDITIONAL INFORMATION
                               February 28, 2007

The Payden & Rygel Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about sixteen of the Group's funds (each a "Fund" and collectively the "Funds"). This SAI contains information in addition to that set forth in the combined prospectus for the Funds dated February 28, 2007 (the "Prospectus"). The SAI is not a prospectus and should be read in conjunction with the Prospectus. In addition, the Group's Annual Report to Shareholders for the fiscal year ended October 31, 2006 is incorporated by reference into this SAI. You may order copies of the Prospectus and the Annual Report without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

    THE GROUP..................................................     3

    FUNDAMENTAL AND OPERATING POLICIES.........................     3

    INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS.........     5

    DISCLOSURE OF FUND PORTFOLIO HOLDINGS......................    48

    MANAGEMENT OF THE GROUP....................................    49

    PORTFOLIO TRANSACTIONS.....................................    56

    PURCHASES AND REDEMPTIONS..................................    57

    TAXATION...................................................    58

    DISTRIBUTION AGREEMENTS....................................    65

    FUND PERFORMANCE...........................................    66

    OTHER INFORMATION..........................................    68

                                    THE GROUP



The Payden & Rygel Investment Group (the "Group") was organized as a Massachusetts business trust on January 22, 1992. The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Group currently offers shares of each of the Funds listed on the cover page of this SAI.


                       FUNDAMENTAL AND OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "Other Information-Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees (the "Board" or "Board of Trustees") determines that a Fund's investment objective may best be achieved by changing a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy:

(1) BORROWING. No Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) COMMODITIES. No Fund may purchase or sell commodities or commodity contracts, except that (i) each Fund, other than Cash Reserves Money Market Fund, may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Global Bond Fund, each U.S. Equity Fund, and each of the Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds, may enter into forward foreign currency exchange contracts (the Funds do not consider such contracts to be commodities), and (iii) each Fund, other than the U.S. Government and Cash Reserves Money Market Funds, may invest in instruments which have the characteristics of both futures contracts and securities.


(3) LOANS. No Fund may make loans, except that (i) each Fund may purchase money market securities and enter into repurchase agreements, (ii) each Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Fund, other than the U.S. Government, California Municipal Income, and Emerging Markets Bond Funds, may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(4) MARGIN. No Fund may purchase securities on margin, except that (i) each Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Fund, other than the U.S. Government and Cash Reserves Money Market Funds, may make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. No Fund may mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. No Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of the its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. No Fund may purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. No Fund may purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. No Fund may effect short sales of securities.

(10) UNDERWRITING. No Fund may underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

(11) SENIOR SECURITIES. Issue "senior securities" (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.

In addition, as a matter of fundamental policy:

(12) GLOBAL DIVERSIFICATION. Under normal market conditions, each of the Global Fixed Income and Global Short Bond Funds invests at least 65% of its total assets in debt securities of issuers located in at least three countries (one of which may be the United States).

(13) TAX EXEMPT SECURITIES. Under normal market conditions, each of the Tax Exempt Bond and California Municipal Income Funds invests at least 80% of the value of its net assets in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities").

(14) INDUSTRY DIVERSIFICATION. Neither the Value Leaders Fund nor the Market Return Fund will purchase any security which would cause 25% or more of its total assets at the time of purchase to be invested in the securities of any one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to U.S. Government obligations and repurchase obligations secured by such obligations,
(ii) wholly owned finance companies are considered to be in the industries of their parents, (iii) SPDRs and other similar derivative instruments are divided according to the industries of their underlying common stocks, and (iv) utilities are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). Each foreign government and supranational organization is considered to be an industry.

(15) BELOW INVESTMENT GRADE DEBT. The High Income Fund invests at least 80% of its total assets in debt securities rated below investment grade, or those determined by the Adviser to be of comparable quality.

OPERATING POLICIES

As a matter of operating policy, no Fund may:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% (and in the case of the Cash Reserves Money Market Fund, 10%) of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

In addition:

(6) BORROWINGS. The U.S. Government Fund does not borrow amounts exceeding 33% of total assets valued at market (including reverse repurchase agreements and delayed delivery transactions).

(7) TAX EXEMPT SECURITIES. Under normal circumstances, the California Municipal Income Fund invests at least 80% of the value of its net assets in securities of the State of California, local governments and governmental authorities within California and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from California personal income taxes.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION


Each of the High Income Fund and Cash Reserves Money Market Fund is classified as a "diversified" fund. Each of the other Funds is classified as a "non-diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. Because Payden & Rygel (the "Adviser") may from time to time invest a large percentage of each non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter, (i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

EQUITY AND EQUITY-BASED SECURITIES

Common Stocks

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Preferred Stocks

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Depository Receipts

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

Convertible Securities and Warrants

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the possible failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, no Fund will invest more than 5% of its total assets in warrants.

Exchange-Traded Funds

The following table lists statistical data regarding the exchange-traded funds ("ETFs") that were owned in the aggregate by various Funds as of December 31, 2006.

                                      Expenses      Avg. Daily       Shares             Shares
Description                          per annum    Share Volume(3)  Outstanding           Owned
-----------                          ---------    ---------------  -----------          ------
Standard & Poor's Depositary
        Receipts (SPDRs)(1)            0.10%         52,207          447,122               56

Russell 1000 Value Index Fund(1)       0.20%          1,049          110,600              382

(1) American Stock Exchange
(2) New York Stock Exchange
(3) All share data is in thousands of shares. Share volume data is for December 2006.

All of the index shares listed above are liquid and trade on the exchange indicated. The Funds collectively own no more than 0.3% of the shares outstanding of any issue. Because each of these ETFs attempts to exactly replicate the particular stock index to which it is related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of the share prices of each of these ETFs should closely track the movement of the particular stock index to which it is related.

ETFs are registered investment companies and in each case, owners of the shares pay a fee to administer the cost of the program. For the shares listed above, the fees per annum are as listed in the table. In each case, the fee is deducted from the dividends paid to the investor in the particular ETF. Investors in shares of a Fund that invests in one or more of these ETFs will incur not only the operational costs of the Fund, but will also indirectly incur the expenses deducted by the administrator of these programs.

FIXED INCOME SECURITIES

Fixed income securities in which the Funds may invest include, but are not limited to, those described below.

U.S. Treasury Obligations

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

U.S. Government Agency Securities

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 30 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

Inflation-Indexed Securities

Inflation-indexed fixed income securities are structured to provide protection against inflation and are issued by the U.S. and foreign governments, their agencies and instrumentalities and U.S. and foreign corporations. The value of principal or interest payments of an inflation-indexed security is adjusted periodically to track general movements of inflation in the country of issue.

As an example, a Fund may invest in U.S. Treasury Inflation Protected Securities
(TIPS). Principal amounts of TIPS are adjusted daily based on changes in the rate of inflation (currently represented by the Consumer Price Index for Urban Consumers, non-seasonally adjusted (CPI)). The U.S. Treasury currently issues TIPS only in 10-year maturities, although TIPS have previously been issued with maturities of five, 10 and 30 years. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on TIPS is fixed at issuance, but over the life of the bond may be paid on an increasing or decreasing principal value. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation. However, because the principal amount of TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities.

The value of inflation-indexed securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Fund purchases TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the security than on a conventional bond.

The daily adjustment of the principal value of TIPS is currently tied to the non-seasonally adjusted CPI for Urban Consumers, which the U.S. Bureau of Labor Statistics calculates monthly. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that such index will accurately measure the real rate of inflation in the prices of goods and services. In addition, calculation of the CPI includes a three-month lag for purposes of determining the principal value of TIPS, which, consequently, could have a negative impact on the value of TIPS under certain market conditions.

Foreign Government Obligations

Foreign government obligations are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

Bank Obligations

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

Loan Participations and Assignments

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Such indebtedness may be secured or unsecured. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Each of the Funds limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of such limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variation in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the overnight market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Each of the Funds currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitations on illiquid investments. Investments in loan participation are considered to be debt obligations for purposes of the Group's investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For Example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is a conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, each of the Funds relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Corporate Debt Securities

Investments in U.S. dollar denominated securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum rating criteria set forth in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Adviser will also monitor issuers of such securities.


High Yield Bonds

Below investment grade debt securities, commonly referred to as "high yield bonds" or "junk bonds" are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated securities. High yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable high yield securities or requiring federally insured savings and loan institutions to reduce their holdings of taxable high yield securities have had and may continue to have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled, and interests in those pools are sold to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United State Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Adviser determines that the securities meet the Funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Although the market for mortgage pass-through securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. As a matter of operating policy, a Fund will not purchase mortgage-related securities which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/servicers and poolers the Adviser determines that the securities meet the Funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Other Mortgage-Related Securities. Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These other mortgage-related securities may be equity or debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

Other Asset Backed Receivables

Other asset-backed securities, unrelated to mortgage loans, are now being offered to investors. For example, asset-backed securities include, but are not limited to, Certificates for Automobile Receivables ("CARSsm") and credit card receivable securities. CARSsm represent undivided fractional interests in a trust with assets consisting of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSsm are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts, or due to depreciation, damage or loss of the vehicles securing the contracts. Credit card receivable securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSsm, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. In addition, unlike most other asset-backed securities, credit card receivable securities are backed by obligations that are not secured by interests in personal or real property. Other assets often used as collateral include, but are not limited to, home equity loans, student loans and loans on commercial and industrial equipment and manufactured housing.

Consistent with a Fund's investment objectives and policies, the Fund may invest in other types of asset-backed securities.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

Obligations with Puts Attached

Obligations with puts attached are long-term fixed rate debt obligations that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that a Fund pay a tender fee or other fee for the features provided. In addition, a Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the securities held in its portfolio. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Money Market Obligations

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the Adviser to be of comparable quality.

MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in money market funds. Under normal circumstances, a money market investment made by the Tax Exempt Bond Fund will be in federal tax-free mutual funds. As a matter of operating policy, none of the Funds anticipates investing more than 15% of its total assets in money market funds, except in the Group's Cash Reserves Money Market Fund series. It will do so for cash management purposes or for temporary defensive purposes. An investment in a money market mutual fund by a Fund will involve indirectly payment by the Fund of its pro rata share of advisory and administrative fees of such money market fund.

REAL ESTATE INVESTMENT TRUSTS

A real estate investment trust ("REIT") is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. As indicated in the Prospectus, certain of the Funds may invest in REITs. An investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs' investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs' investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REITs' investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by a Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser.

ILLIQUID SECURITIES

As a matter of operating policy, no Fund may invest more than 15% (or in the case of the Cash Reserves Money Market Fund, more than 10%) of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities

Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, securities of foreign issuers ("foreign securities"), municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

CASH RESERVES MONEY MARKET FUND

The operations of the Cash Reserves Money Market Fund are governed by Rule 2a-7 under the 1940 Act. Under the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 days or less, and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which the Funds may invest in securities of issuers organized or headquartered in foreign countries ("foreign securities"). Generally, such investments are likely to be made in the Pacific Basin (Australia, New Zealand or Japan), Canada, and the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). In addition, certain of the Funds may make foreign investments in issuers organized or headquartered in emerging market countries. A Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund's investment objective and policies.

Risks of Foreign Investing

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Emerging Markets Investments. Investments by the Funds in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

Currency Fluctuations. To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Group expects that most foreign securities in which the Funds invest will be purchased in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds' portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the

United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Funds' portfolio positions may also be adversely impacted by delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund. The Funds intend to sell such bonds prior to the interest payment date in order to avoid withholding.

Costs. The expense ratios of Funds investing in foreign securities (before reimbursement by the Adviser pursuant to the expense limitation described in the Prospectus under "Investment Adviser") are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

MUNICIPAL SECURITIES

Each of the Tax Exempt Bond and California Municipal Income Funds invest primarily in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

Each Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

The Adviser may use interest rate and municipal bond index futures and options on futures contracts, options on securities, and interest rate swaps to effect a change in the California Municipal Income Fund's exposure to interest rate changes.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Certain of the municipal securities in which each Fund may invest, and certain of the risks of such investments, are described below.

Moral Obligation Securities

Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Zero Coupon Securities

Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, a Fund does not receive the income currently in cash. Therefore, the Fund may have to sell other portfolio investments to obtain cash needed to make income distributions.

Mortgage-Backed Securities

Mortgage-backed securities are municipal debt obligations issued to provide financing for residential housing mortgages to targeted groups. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. Investing in such municipal debt obligations involves special risks and considerations, including the inability to predict accurately the maturity of the Fund's investments as a result of prepayments of the underlying mortgages (which may require the Fund to reinvest principal at lower yields than would otherwise have been realized), the illiquidity of certain of such securities, and the possible default by insurers or guarantors supporting the timely payment of interest and principal.

Municipal Lease Obligations

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The Fund may also purchase "certificates of participation", which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Subject to its ability to invest in below investment grade municipal securities, a Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one national recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Obligations

Short-term municipal obligations include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Floating Rate and Variable Rate Demand Notes

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

A Fund will limit its purchase of municipal securities that bear floating rates and variable rates of interest to those meeting the rating quality standards set forth in the Prospectus. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

A Fund may also invest in municipal securities in the form of "participation interests" in variable rate tax-exempt demand obligations held by a financial institution, usually a commercial bank. Municipal participation interests provide the purchaser with an undivided interest in one or more underlying municipal securities and the right to demand payment from the institution upon a specified number of days' notice (no more than seven) of the unpaid principal balance plus accrued interest. In addition, the municipal participation interests are typically enhanced by an irrevocable letter of credit or guarantee from such institution. Since the Fund has an undivided interest in the obligation, it participates equally with the institution with the exception that the institution normally retains a fee out of the interest paid for servicing, providing the letter of credit or guarantee, and issuing the repurchase commitment.

Obligations with Puts Attached

Long-term fixed rate municipal debt obligations may be coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, and may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that the Fund pay a tender fee or other fee for the features provided. In addition, the Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the municipal securities held in its portfolios. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific municipal security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

SPECIAL RISKS OF INVESTING PRIMARILY IN CALIFORNIA MUNICIPAL SECURITIES

Because the California Municipal Income Fund invests primarily in California tax-exempt securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities. The following information is based on information available as of the date of this Statement of Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated February 1, 2007.

General Economic Conditions

The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. In recent years, the State has derived a significant portion of its revenue from personal income and sales taxes. Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

California's geographic location subjects it to earthquake risks. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

State Budgets

2006 Budget Act. The Governor signed the 2006 Budget Act on June 30, 2006, for the fiscal period July 1, 2006 through June 30, 2007. The 2006 Budget Act forecasts $93.9 billion in General Fund revenues and transfers and $101.3 billion in expenditures. It projects that by utilizing the prior year's $9.5 billion General Fund balance, the General Fund will end the fiscal year with a positive balance of approximately $2.1 billion. The 2006 Budget Act assumes that the State will not issue Economic Recovery Bonds or raise taxes. The spending plan includes $3.2 billion for the repayment or prepayment of prior obligations, including $1.5 billion to prepay Economic Recovery Bonds, and other one-time costs of $1.6 billion.

The State's Legislative Analyst's Office (the "LAO"), in its "California Fiscal Outlook" report released on November 15, 2006, projected that the 2006-07 fiscal year will end with a reserve of about $3.1 billion, approximately $1 billion more than the $2.1 billion estimate contained in the

2006 Budget Act. However, the LAO estimated that the State would conclude fiscal year 2007-08 with a $5.5 billion operating shortfall and a $2.4 billion deficit. It reiterated its earlier warnings about the State's structural deficit in outlying years. Therefore, the LAO suggested, other actions will be needed to keep the budget in balance.

The Governor's Budget for 2007-08, released in January 2007, projects General Fund revenues and transfers of $94.5 billion, expenditures of $102.1 billion and a General Reserve fund balance of $3.2 billion for fiscal year 2006-07.

2007-08 Governor's Budget. The Governor's Budget for the 2007-08 fiscal year projects a $1.9 billion budget operating deficit, smaller than the LAO's November 2006 estimate of $5.5 billion. This budget projects General Fund revenues and transfers for the fiscal year ending June 30, 2008 of $101.3 billion, and expenditures of $103.1 billion, increases of $6.8 billion and $1 billion, respectively, compared with the latest estimates for fiscal year 2006-07. The Governor's Budget closes the operating deficit by applying a portion of the estimated $3.2 billion fund balance from the 2006 Budget, leaving fiscal year 2007-08 with a $2.1 billion reserve, significantly better than the LAO's November 2006 estimate of a deficit of $2.4 billion.

In its January 12, 2007 Overview of the 2007-08 Governor's Budget, the LAO concluded that the 2007-08 budget "contains a significant number of downside risks and is based on a number of optimistic assumptions." Even if the budget were adopted as proposed, the LAO believes that the budgeted savings and new revenues will fall short of levels estimated by the Governor's budget. Further, the LAO projects that State will continue to face structural deficits in outlying years and recommended that the Legislature develop a more realistic budget.

Constraints on the Budget Process. Proposition 58, approved in March 2004 with the State's Economic Recovery Bonds, requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency and call the Legislature into special session to consider that legislation. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Future Budgets. It cannot be predicted what actions will be taken in the future by the Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness

General Obligation Bonds and Revenue Bonds. As of January 1, 2006, the State had approximately $57.0 billion aggregate principal of outstanding long-term general obligation bonds and revenue bonds. Including estimated interest of approximately $34.4 billion, the State's debt service requirements for general obligation bonds and revenue bonds totaled nearly $91.4 billion. General obligation bond authorizations of approximately $72.1 billion remained unissued as of that date.

Ratings. As of February 23, 2007, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and A+ by Fitch Ratings. It is not possible to determine whether, or the extent to which, Moody's, Standard & Poor's or Fitch Ratings will change such ratings in the future.

Strategic Growth Plan. Coinciding with the release of the State's 2006-07 budget, the Governor announced a "Strategic Growth Plan" for the State in which he proposed that the State spend nearly $223 billion over 10 years on State infrastructure programs such as transportation, education, flood control, public safety and courts. The Strategic Growth Plan would be financed in part through the issuance of $68 billion in general obligation bonds. In response to the Governor's proposal, the Legislature in May 2006 approved a $116 million Strategic Growth Plan package, which included $37.3 in new general obligation bonds (approved by the voters on November 7, 2006), $50.1 billion in existing funding, and $28.4 billion in new leveraged funding sources.

Local Government

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

Some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County and San Diego County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. If the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate will be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional, Legislative and Other Factors

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. Various types of appropriations are excluded from the Appropriations Limit.

The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the California Municipal Income Fund's portfolio.

Article XIII B and other Articles of the State Constitution were adopted as measures that qualified for the ballot pursuant to the State's initiative process. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

Effect of other State Laws on Bond Obligations. Some of the California tax-exempt securities that the California Municipal Income Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the Legislature for such purpose.

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers Association, California Superintendent of Public Instruction Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-2005 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

On November 15, 2005, a California Superior Court judge entered a decision in a case which sought judicial validation for the issuance by the State of pension obligation bonds. The judge ruled the bonds were not valid. The State appealed, but it will not be able to issue pension obligation bonds until the matter is finally resolved. For the 2005-2006 fiscal year, the State made payments of about $525 million for a portion of the fiscal year contribution to the California Public Employees' Retirement System which had been planned to be funded from the bonds. The 2007 Governor's Budget does not call for the issuance of any pension obligation bonds.

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

DERIVATIVE INSTRUMENTS

In pursuing their individual objectives, the Funds (except the Cash Reserves Money Market Fund) may purchase and sell (write) put options and call options on securities, securities indexes, commodity indexes and foreign currencies, and may enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options"), except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds (except the Cash Reserves Money Market Fund) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Each Fund (except the Cash Reserves Money Market Fund) also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities and credit default situations, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may also invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Board of Trustees determines that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to many factors, including for example changes in prevailing interest rates, and like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes.

A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with established procedures in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its Custodian assets determined to be liquid by the Adviser in accordance with established procedures, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with established procedures. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Adviser in accordance with established procedures equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with established procedures.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign Currency Options.

Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts.

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except the Cash Reserves Money Market Fund) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. As described in the Prospectus, one or more of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.

A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with established procedures ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

When purchasing a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.

Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund. When selling a put option on a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities reacted. To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of municipal securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts.

There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements.

Each Fund (except the Cash Reserves Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, total return swaps and credit default and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. As a matter of operating policy, the aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total asset at the time of purchase.

Consistent with a Fund's investment objective and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. While the structure of a credit default swap depends on the particular swap agreement, a typical credit default structure is as follows. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Value Leaders and Cash Reserves Money Market Funds) may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser in accordance with established procedures, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. As a matter of operating policy, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. Also as a matter of operating policy, a Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 30% of its total assets. If a Fund enters into a swap transaction on other than a net basis, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Securities and Exchange Commission.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodities Futures Trader's Commission ("CFTC"). To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. No Fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Each Fund (except the Cash Reserves Money Market and Tax Exempt Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser in accordance with established procedures in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by a Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

FOREIGN CURRENCY TRANSACTIONS

As indicated in the Prospectus, certain Funds may enter into foreign currency transactions. A Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that a Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). A Fund generally will not enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Fund's Custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion of its assets to the consummation of these contracts. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If a Fund retains a portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, a Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, certain of the Funds may lend securities with a value of up to 30% of their respective total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily. A Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

RESERVES

Each Fund may establish and maintain reserves when the Adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations,

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. To the extent a Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged. The rights of any lender to a Fund to receive payments of interest or repayments of principal will be senior to those of the Investors in the Fund. Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

AVERAGE MATURITY AND DURATION CALCULATIONS

Average Maturity

The portfolio average maturity of each Fund will be computed by weighting the maturity of each security in the Fund's portfolio by the market value of that security. For securities which have put dates, reset dates, or trade based on average life, the put date, reset date or average life will be used instead of the final maturity date for the average maturity calculation. Average life is normally used when trading mortgage backed securities and asset backed securities.

Duration

One common measure of the price volatility of a fixed income security is duration, a weighted average term-to-maturity of the present value of a security's cash flows. As it is a weighted term-to-maturity, duration is generally measured in years and can vary from zero to the time-to-maturity of the security. Duration is a complex formula that utilizes cash flow and the market yield of the security. Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the term to maturity. As the maturity of the bond extends, the duration also extends but at a slower rate. For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years. However, the duration of any security that pays interest only at maturity is the term to maturity. Thus a 30-year zero coupon bond has a duration of 30 years.

Asset-backed and mortgage-backed securities require a more complex duration calculation. These securities are generally collateralized with loans issued to individuals or businesses and often allow the borrower the discretion to repay the loan prior to maturity. Loan prepayments typically occur when interest rates have fallen sufficiently to allow the borrower to refinance the loan at a lower interest rate. Given that the cash flows for these types of securities are not known with certainty, the standard duration calculation is not accurate. An effective duration is calculated instead, using a process in which cash flows are estimated and duration is computed for a variety of interest rate scenarios. The effective duration of the security is the average of these durations weighted by the probability of each interest rate scenario. The effective duration for a bond with known cash flows is the same as its modified duration.

The effective duration of the portfolio can be determined by weighting the effective duration of each bond by its market value. Effective duration is a much better indicator of price volatility than term to maturity. For example, the term to maturity for both a 30-year bond and a 30-year zero coupon security is 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the 30-year zero coupon bond will experience a percentage price change roughly three times greater than that of the 30-year bond.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a policy and related procedures for the Group with respect to the disclosure of the portfolio holdings of the Funds. You may obtain a listing of the portfolio holdings of a Fund by sending a written request to the Fund at 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071. With the exception of certain third-party providers to the Funds, portfolio holdings of a Fund are made available to any person, including without limitation individual investors, institutional investors, intermediaries that distribute the Funds' shares and rating and ranking organizations, as of a month-end and are released after the following month-end. As an example, Fund portfolio holdings as of January 31 are first made available to any person on March 1.

Employees of the following third-party service providers, whose job responsibilities require them to have access to a Fund's portfolio holdings on a daily basis, are not subject to the delayed availability policy: the Adviser, Fund Administrator, Fund Accountant, Custodian, Transfer Agent, independent registered public accounting firm, outside counsel, and the financial printer for the Group. Each of these third-party providers requires that their employees maintain the confidentiality of this information and prohibits any trading based on this confidential information.

Neither a Fund, nor the Adviser, nor any other party receives any compensation in connection with the disclosure of information about portfolio holdings of the Fund. Further, there are no ongoing arrangements for any Fund to make available to anyone information on the Fund's portfolio holdings outside the disclosure policy just described. Finally, the Group's Chief Compliance Officer must approve any disclosure of a Fund's portfolio holdings that is outside the terms of this disclosure policy.

There can be no guarantee that the Group's policy and related procedures will be effective in preventing the misuse of information about portfolio holdings of the Funds by the persons in possession of this information.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Group, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees:

The current members of the Board of Trustees and their affiliations and principal occupations for the past five years are as set forth below.


                                     YEAR FIRST                                    NUMBER OF
                           POSITION  ELECTED AS                                    FUND SERIES
                              WITH   A TRUSTEE    PRINCIPAL OCCUPATION(S)          OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND   OF THE FUND  DURING PAST 5 YEARS              TRUSTEE        HELD BY TRUSTEE
---------------------      --------  -----------  -------------------              -----------  -------------------
"Non-Interested Trustees"

W.D. Hilton, Jr.            Trustee  1993         President and CEO, Trust           All(16)    Trustee, The Metzler/Payden
333 South Grand Avenue                            Services, Inc.; Executive                     Investment Group (registered
Los Angeles, CA 90071                             Director, NGC Bodily Injury                   investment company)
Age: 60                                           Trust; and Managing Trustee,
                                                  Fuller-Austin Trust

James Clayburn La Force     Trustee  1992         Dean Emeritus, The John E.         All(16)    Trustee, The Metzler/Payden
333 South Grand Avenue                            Anderson School of Management                 Investment Group (registered
Los Angeles, CA 90071                             at the University of California,              investment company); Trustee,
Age: 78                                           Los Angeles                                   Advisors Series Trust (registered
                                                                                                investment companies);
                                                                                                Director, Arena
                                                                                                Pharmaceuticals, Inc.
                                                                                                (biopharmaceutical company)

Gerald S. Levey, M.D.       Trustee  2000         Vice Chancellor, Medical           All(16)    Trustee, The Metzler/Payden
333 South Grand Avenue                            Sciences, and Dean, David Geffen              Investment Group (registered
Los Angeles, CA 90071                             School of Medicine at the                     investment company)
Age: 70                                           University of California,
                                                  Los Angeles

Thomas V. McKernan          Trustee  1993         President and Chief Executive      All(16)    Director, Blue Shield of
333 South Grand Avenue                            Officer, Automobile Club of                   California (health insurance
Los Angeles, CA 90071                             Southern California                           company); Director, Forest Lawn
Age: 62                                                                                         memorial Park (mortuary and
                                                                                                cemetery)

Dennis C. Poulsen           Trustee  1992         Chairman of the Board, Rose        All(16)    Director, Rose Hills Company
333 South Grand Avenue                            Hills Company                                 (mortuary and cemetery); Director
Los Angeles, CA 90071                                                                           Ameron International Corp.
Age: 64                                                                                         (chemical manufacturing)

Stender E. Sweeney          Trustee  1992         Private Investor                   All(16)    Director, Avis Budget Group (car
333 South Grand Avenue                                                                          rental company)
Los Angeles, CA 90071
Age: 67


                                         YEAR FIRST                                         NUMBER OF
                          POSITION       ELECTED AS                                         FUND SERIES
                           WITH          A TRUSTEE      PRINCIPAL OCCUPATION(S)             OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND          OF THE FUND    DURING PAST 5 YEARS                 TRUSTEE         HELD BY TRUSTEE
---------------------     --------       -----------    -----------------------             ------------    -------------------
"Interested Trustees"

Joan A. Payden             Chairman,     1992           President, Chief Executive          All(16)
333 South Grand Avenue     CEO and                      Officer and Director,
Los Angeles, CA 90071      Trustee                      Payden & Rygel
Age:  75

Christopher N. Orndorff    Trustee       1992           Managing Principal and Director,    All(16)
333 South Grand Avenue                                  Payden & Rygel
Los Angeles, CA 90071
Age:  42

Mary Beth Syal             Trustee       2000           Managing Principal and Director,    All(16)
333 South Grand Avenue                                  Payden & Rygel
Los Angeles, CA 90071
Age:  44

Board of Trustee Committees

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the Group's independent registered public accounting firm and oversight from the Board perspective of the annual auditing process, including retaining the Group's independent registered public accounting firm and approval of the annual audit plan. The six non-interested Trustees are members of the Committee, and Thomas
V. McKernan serves as Chairman of the Committee. The Audit Committee met five times during the fiscal year ended October 31, 2006. The Pricing Committee is responsible for general oversight of the Group's pricing policies and procedures for securities in which the Funds invest as applied on a day-to-day basis by the Group's management and the Adviser. It is also responsible for recommending changes in these policies and procedures for adoption by the Board of Trustees.
W. D. Hilton, Christopher N. Orndorff and Mary Beth Syal are the members of the Committee, and W.D. Hilton is Chairman of the Committee. The Pricing Committee met four times during the fiscal year ended October 31, 2006. The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the Group. Thomas V. McKernan, James Clayburn La Force and W.D. Hilton, all non-interested Trustees, are the members of the Committee, and Thomas V. McKernan is Chairman of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2006. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Payden & Rygel Investment Group,
Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

Trustee Compensation


Trustees, other than those Trustees who are affiliated persons (as that term is defined in Section 2(a)(3) of the 1940 Act) of the Adviser, currently receive an annual retainer of $40,000 ($25,000 for the fiscal year ended October 31, 2006), plus $3,000 ($2,500 for the fiscal year ended October 31, 2006) for each regular Board of Trustees meeting and/or committee meeting attended, $2,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $2,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 2006, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board. The Group does not maintain a retirement plan for its Trustees. There are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                               PENSION OR
                                               RETIREMENT       ESTIMATED        TOTAL
                                                BENEFITS          ANNUAL      COMPENSATION
                              AGGREGATE        ACCRUED AS        BENEFITS    FROM GROUP AND
                            COMPENSATION      PART OF GROUP        UPON       GROUP COMPLEX
          NAME                FROM GROUP        EXPENSES        RETIREMENT   PAID TO TRUSTEE
          ----              ------------      -------------     ----------   ---------------
Dennis Poulsen               $   44,500            None             N/A         $   44,500
James Clayburn La Force      $   44,500            None             N/A         $   44,500
Gerald S. Levey, M.D.        $   44,500            None             N/A         $   44,500
Stender Sweeney              $   44,500            None             N/A         $   44,500
W.D. Hilton                  $   46,500            None             N/A         $   46,500
Thomas V. McKernan, Jr.      $   46,500            None             N/A         $   46,500

Fund Shares Owned by Trustees as of December 31, 2006

                                                                          AGGREGATE DOLLAR RANGE(1)
                                          DOLLAR RANGE(1) OF FUND           OF SHARES OWNED IN
NAME                                           SHARES OWNED                  ALL PAYDEN FUNDS
----                                      -----------------------         ------------------------
"Non-Interested Trustees"

W. D. Hilton, Jr.                                                               Over $100,000
     Short Bond Fund                        Over $100,000
     GNMA Fund                              $1 - $10,000
     High Income Fund                       $1 - $10,000
     Market Return Fund                     $1 - $10,000
     U.S. Growth Leaders Fund               $10,001 - $50,000
     Core Bond Fund                         $50,001 - $100,000
     Limited Maturity Fund                  Over $100,000
     Global Short Bond Fund                 Over $100,000

James Clayburn La Force                                                         Over $100,000
     California Municipal Income Fund       Over $100,000
     Cash Reserves Money Market Fund        Over $100,000
     Emerging Markets Bond Fund             $10,001 - $50,000
     U.S. Growth Leaders Fund               $10,001 - $50,000

Gerald S. Levey, M.D.                       None                                None

Thomas V. McKernan                                                              $50,001 - $100,000
     Value Leaders Fund                     $10,001 - $50,000
     Market Return Fund                     $10,001 - $50,000
     High Income Fund                       $50,001 - $100,000

Dennis C. Poulsen                                                               $10,001 - $50,000
     Emerging Markets Bond Fund             $10,001 - $50,000

Stender E. Sweeney                                                              Over $100,000
     High Income Fund                       $50,001 - $100,000
     GNMA Fund                              $50,001 - $100,000
     Global Short Bond Fund                 $50,001 - $100,000
     Limited Maturity Fund                  $1 - $10,000
     Emerging Markets Bond Fund             $10,001 - $50,000
     Cash Reserves Money Market Fund        Over $100,000

"Interested Trustees"

Christopher N. Orndorff                                                         Over $100,000
     U.S. Growth Leaders Fund               Over $100,000
     Global Fixed Income Fund               Over $100,000
     Market Return Fund                     Over $100,000

Joan A. Payden                                                                  Over $100,000
     California Municipal Income Fund       Over $100,000
     Limited Maturity Fund                  Over $100,000
     Tax Exempt Bond Fund                   Over $100,000
     U.S. Growth Leaders Fund               Over $100,000
     Cash Reserves Money Market Fund        Over $100,000
     High Income Fund                       Over $100,000
     Emerging Markets Bond Fund             Over $100,000

Mary Beth Syal                              None                                None

------------

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and over $100,000.


Officers:

The current officers of the Group who perform a policy-making function and their affiliations and principal occupations for the past five years are as set forth below.

                                          YEAR FIRST
                            POSITION      ELECTED AS
                              WITH        AN OFFICER    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         FUND        OF THE FUND   DURING PAST 5 YEARS
---------------------         ----        -----------   -------------------
Joan A. Payden           Chairman,           1992       President, Chief Executive
333 South Grand Avenue   CEO and                        Officer and Director,
Los Angeles, CA 90071    Trustee                        Payden & Rygel
Age: 75

Brian W. Matthews        Vice President      2003       Managing Principal,
333 South Grand Avenue   and Chief                      CFO and Director,
Los Angeles, CA 90071    Financial                      Payden & Rygel
Age: 46                  Officer

Yot Chattrabhuti         Vice President      1997       Principal, Mutual Fund
333 South Grand Avenue                                  Operations, Payden & Rygel
Los Angeles, CA 90071
Age: 51

Bradley F. Hersh         Vice President      1998       Vice President and Treasurer,
333 South Grand Avenue   and Treasurer                  Payden & Rygel
Los Angeles, CA 90071
Age: 38

David L. Wagner          Vice President      1996       Vice President, Risk Management,
333 South Grand Avenue   and Chief                      Payden & Rygel
Los Angeles, CA 90071    Compliance Officer
Age: 56

Edward S. Garlock        Secretary           1997       Managing Principal, General
333 South Grand Avenue                                  Counsel, Chief Compliance Officer
Los Angeles, CA 90071                                   and Director, Payden & Rygel
Age: 56

Codes of Ethics

Each of the Group, the Adviser and the Fund's Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds of the Group.

PROXY VOTING POLICY AND PROCEDURES

Effective June 9, 2003, the Board of Trustees adopted the Group's "Proxy Voting Policy and Procedures," pursuant to which it delegated the responsibility for voting proxies relating to portfolio securities held by the Funds to the Adviser as part of the Adviser's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, the Adviser shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of each of the Funds during the year. The delegation by the Board to the Adviser of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Information regarding how the Group voted proxies relating to portfolio securities of each of the Funds during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling the Group's toll-free telephone number, 1-888-409-8007, and on the SEC's website at www.sec.gov.

The Adviser's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the Group by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the Group and that does not subordinate the Group's interests to its own. With respect to several common issues that are presented, the Adviser's policy provides that, absent special client circumstances or specific client policies or instructions, the Adviser will vote as follows on the issues listed below:

o Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

o    Vote for programs that permit an issuer to repurchase its own stock.

o Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

o Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).

o Vote for management proposals on the retention of its independent registered public accounting firm.

o Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, the Adviser's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, the Adviser's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the Adviser's general proxy voting policies, the Adviser's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, the Adviser may purchase for a Fund's portfolio securities that have been issued by another of its investment advisory clients. In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of the Adviser. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, the Adviser will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of the Adviser as follows. If one of the Adviser's general proxy voting policies described above applies to the proxy issue in question, the Adviser will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of the Adviser. However, if the general proxy voting policy does not further the interests of the Fund, the Adviser will then seek specific instructions from the Fund.

CONTROL PERSONS

As of January 31, 2007, the following persons held of record 25% or more of the outstanding shares of the Group's Funds. The Funds have no other information regarding the beneficial ownership of such shares:


High Income Fund: National Financial Services, as Nominee, New York, New York, 34.95%.


U.S. Government Fund: Valley Medical Center, Renton, WA, 35.74%.

Opportunity Bond Fund: NFPA Pension Fund, Quincy, MA, 43.14%.


Emerging Markets Bond Fund, Charles Schwab & Co., as Nominee, San Francisco, CA, 29.81%.



U.S. Growth Leaders Fund: Charles Schwab & Co., as Nominee, San Francisco, CA, 25.80%.


Market Return Fund: Union Bank of California, as Nominee, San Diego, CA, 33.25%.

If any of the above Funds held an annual or special meeting of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of these controlling shareholders' substantial voting power.

PRINCIPAL SHAREHOLDERS


As of January 31, 2007, the following persons held of record 5% or more of the outstanding shares of the Group's Funds. The Funds have no other information regarding the beneficial ownership of such shares.

Cash Reserves Money Market Fund: Google Foundation, Mountain View, CA, 16.68%; Tessera Inc., San Jose, CA, 13.66%; SGI-USA Endowment, Santa Monica, CA, 8.59%.

Core Bond Fund: L&F Indemnity Limited, Pembroke, Bermuda, 17.55%; Jicarilla Apache Nation, Dulce, NM, 9.35%; Bert Bell/Pete Rozelle NFL Player Retirement Fund, Pittsburgh, PA, 7.50%; National Financial Services, as Nominee, New York, NY, 6.03%; Wells Fargo Bank, N.A., FBO Scotia Bank, Minneapolis, MN, 5.19%.

Global Fixed Income Fund: Torrance Memorial Medical Center, Torrance, CA, 20.99%; Charles Schwab & Co., San Francisco, CA, as Nominee, 16.42%; National Financial Services, as Nominee, New York, NY, 15.50%; Texas Association of School Boards, Austin, TX, 12.02%; National Investor Services, as Nominee, New York, NY, 7.51%.

Short Bond Fund: North Dakota University, Bismarck, ND, 11.82%; National Financial Services, as Nominee, New York, NY, 11.69%; Charles Schwab & Co., San Francisco, CA, as Nominee, 10.20%; National IAM Benefit Trust Fund, Washington, DC, 6.37%; Childrens Hospital of Central California, Madera, CA, 5.77%; Harrisville Enterprises, Pittsburgh, PA, 5.66%


Opportunity Bond Fund: NFPA Pension Fund, Quincy, MA, 43.14%; Walt Disney Company Retirement Plan, Burbank, CA, 15.33%; Dan Murphy Foundation, Los Angeles, CA, 14.95%; National Financial Services, as Nominee, New York, NY, 6.89%; Amateur Athletic Foundation, Los Angeles, CA 6.00%.


High Income Fund: National Financial Services, as Nominee, New York, NY, 34.95%; Charles Schwab & Co., San Francisco, CA, as Nominee, 7.84%; Atwell & Co., as Nominee, New York, NY, 5.88%.

Limited Maturity Fund: Childrens Hospital of Central California, Madera, CA, 10.14%; Neuropace Inc., Mountain View, CA, 10.03%; Providence Health System Foundation, Jersey City, NJ, 7.59%; Schaller Anderson, Phoenix, AZ, 6.63%.

Global Short Bond Fund: National Investor Services, as Nominee, New York, NY, 17.88%; Charles Schwab & Co., San Francisco, CA, as Nominee, 10.60%; LaSalle Bank, FBO Michigan State University, Chicago, IL, 7.84%; Wells Fargo Bank, FBO Arizona State University Foundation, Minneapolis, MN, 5.46%.

Market Return Fund: Union Bank of California, as Nominee, San Diego, CA 33.25%; Union Bank of California, as Nominee, San Diego, CA 17.39%; Union Bank of California, as Nominee, San Diego, CA 7.51%; Lon V. Smith Foundation, Beverly Hills, CA, 6.36%.

U.S. Government Fund: Valley Medical Center, Renton, WA, 35.74%; National Financial Services, as Nominee, New York, NY, 8.44%; Public Hospital District #2 of King County, Kirkland, WA, 7.89%.

GNMA Fund: North Dakota University, Bismarck, ND, 24.95%; National Financial Services, as Nominee, New York, NY, 13.78%; ELW Building Company LLC, Beverly Hills, CA, 7.84%.

California Municipal Income Fund: Walker Family Trust, La Canada Flintridge, CA, 20.27%; Wertheimer Family Trust, Santa Monica, CA, 13.11%; J. Payden Trust, Los Angeles, CA, 7.04%.

Emerging Markets Bond Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 29.81%; National Financial Services, as Nominee, New York, NY, 11.71%; Jicarilla Apache Nation, Dulce, NM, 5.53%.

Tax Exempt Bond Fund: J. Payden Trust, Los Angeles, CA, 20.80%; Naoma Tate Marital Trust, Salt Lake City, UT, 20.68%; Mary Louise Oates & Robert Shrum, Vienna, VA, 18.12%; Charles Schwab & Co., San Francisco, CA, as Nominee, 15.51%;
B. Kipling & Mary Hagopian Trust, Los Angeles, CA, 6.20%.

Value Leaders Fund: Walker Family Trust, La Canada Flintridge, CA, 10.56%; Lon
v. smith Foundation, Beverly Hills, CA, 5.41%.

U.S. Growth Leaders Fund: Charles Schwab & Co., San Francisco, CA, as Nominee, 25.80%; J. Payden Trust, Los Angeles, CA, 16.27%; National Financial Services, as Nominee, New York, NY, 6.79%; Walker Family Trust, La Canada Flintridge, CA 6.30%.

MANAGEMENT OWNERSHIP


As of January 31, 2007, the Trustees and officers of the Group, collectively, owned less than 1% of the outstanding shares of each of the Funds, except for the California Municipal Income Fund, 7.42%; Emerging Markets Bond Fund, 2.94%; Tax Exempt Bond Fund, 20.80%; Cash Reserves Money Market Fund, 2.47%; U.S. Growth Leaders Fund, 18.01%; High Income Fund, 1.52%; Limited Maturity Fund, 5.74%; Market Return Fund, 1.28%.

ADVISER

Payden & Rygel was founded in 1983 as an independent investment counseling firm specializing in the management of short term fixed income securities. Today, the firm provides a broad array of investment management services involving both fixed income and equity securities and other investment techniques. Payden & Rygel is owned by its President and CEO, Joan Payden, who is the majority shareholder, eight Managing Principals and five Principals, all of whom are active in the firm's operations. As of January 31, 2007, its staff consisted of 142 employees, 53 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 285 client relationships, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of approximately $50 billion, with over $5 billion invested globally.

The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility, but also to enhance returns.

The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992. The Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group and legal counsel to the independent Trustees; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Investment Advisory Agreement provides that the Adviser receives a monthly fee from each Fund at the following annual rates: the Cash Reserves Money
Market Fund, 0.15% of average daily net assets; the Limited Maturity, Short Bond, U.S. Government, Core Bond, Opportunity Bond and Market Return Funds, 0.28% for the first $1 billion of each Fund's average daily net assets and 0.25% of each Fund's average daily net assets above $1 billion; the GNMA Fund, 0.27% of average daily net assets; the High Income Fund, 0.35% of average daily net assets; the Tax Exempt Bond Fund, 0.32% for the first $500 million of the Fund's average daily net assets, 0.28% of average daily net assets for the next $500 million and 0.25% of each Fund's average daily net assets above $1 billion; the California Municipal Income Fund, 0.32% for the first $1 billion of average daily net assets, and 0.25% of average daily net assets above $1 billion; the Value Leaders Fund, 0.50% for the first $2 billion of the Fund's average daily net assets and 0.30% of the Fund's average daily net assets above $2 billion; the U.S. Growth Leaders Fund, 0.60% for the first $1 billion of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets above $1 billion; the Global Short Bond and Global Fixed Income Funds, 0.30% of the first $2 billion of each Fund's average daily net assets, and 0.25% of each Fund's average daily net assets above $2 billion; and the Emerging Markets Bond Fund, 0.45% of average daily net assets.

Gross fees earned by the Adviser during the last three fiscal years ended October 31, are shown below.

                                                                   Fiscal Year Ended October 31
                                ---------------------------------------------------------------------------------------------------
                                           2004 (000s)                    2005 (000s)                     2006 (000s)
                                --------------------------------  ------------------------------  ---------------------------------
                                                        Net                               Net                             Net
                                  Fee     Subsidy  Fee/(Subsidy)    Fee     Subsidy  Fee/Subsidy    Fee     Subsidy   Fee/(Subsidy)
                                -------   -------  -------------  -------   -------  -----------  -------   -------   -------------
Cash Reserves Money      $   476   $  (392)   $    84      $   542   $  (423)   $   119    $   765   $  (743)    $    22
     Market Fund
Payden Limited Maturity Fund        895      (189)       706          880      (183)       697        613      (246)        367
Payden Short Bond Fund              924       (21)       903        1,030       (19)     1,011        875      (157)        718
Payden U.S. Government Fund         163       (67)        96          144       (63)        81        124       (76)         48
Payden GNMA Fund                    356       (16)       340          305       ---        305        308       (50)        258
Payden Core Bond Fund             1,440       (18)     1,422        1,756       ---      1,756      2,044      (181)      1,863
Payden Opportunity
     Bond Fund                      348       (27)       321          385       ---        385        334       ---         334
Payden High Income Fund           1,506       ---      1,506        1,452       ---      1,452        871        (6)        865
Payden Tax Exempt Bond Fund          51       (61)       (10)          67       (63)         4         58       (75)        (17)
Payden California Municipal
     Income Fund                     95       (43)        52           98       (46)        52        109       (59)         50
Payden Value Leaders Fund           287       (27)       260          265       (20)       245        254       (42)        212
Payden Market Return Fund           147       (84)        63          273       (91)       182        178      (114)         64
Payden U.S. Growth Leaders
     Fund                           110       (21)        89          132       (16)       116        369       ---         369
Payden Global Short Bond
     Fund                           439       ---        439          530       ---        530        626       (36)        590
Payden Global Fixed Income
     Fund                           582       ---        582          565       ---        565        542       (11)        531
Payden Emerging Markets Bond
     Fund                           332       (24)       308          254       ---        254        478       (14)        464

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit each Fund's aggregate Total Annual Fund Operating Expenses or Net Annual Fund Operating Expenses (in each case, excluding interest and tax expenses), as applicable, to the limit set forth in the Fees and Expenses Table (each an "expense limitation") of the Prospectus. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the respective Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by such Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable expense limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

In the event the operating expenses of a Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's applicable expense limitation, the Adviser shall reduce its advisory fee to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Agreement will continue in effect with respect to each Fund for two years after the Fund's inclusion in its Master Trust Agreement (on or around its commencement of operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Agreement by vote cast in person at a meeting called for such purpose. The Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


PORTFOLIO MANAGERS

The Adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of a Fund and his or her management of other Funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among Funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. The Adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the Adviser will anticipate all potential conflicts of interest.

PORTFOLIO MANAGER FUND HOLDINGS AND OTHER MANAGED ACCOUNTS

As described below, portfolio managers may personally own shares of the Fund or Funds for which they act as portfolio manager. In addition, portfolio managers may manage a portion of other mutual funds, pooled investment vehicles or accounts advised by the Adviser.

The following table reflects information as of October 31, 2006.


                                                                       Number of other
                                                                          Registered         Number of other
                                                                          Investment        Pooled Investment      Number of other
                                                                       Companies (RICS)      Vehicles (PIVS)        accounts that
                                                                        that Portfolio        that Portfolio      Portfolio Manager
                                                Dollar Range of        Manager Manages       Manager Manages       Manages (Assets
                                                  Fund Shares         (Assets of RIC in     (Assets of PIVS       of other Accounts
Portfolio Manager                                  Owned (1)            Millions) (2)       in  Millions) (3)       in Millions) (4)
-----------------                               ---------------       -----------------     -----------------     ------------------
JAMES P. SARNI                                                               None                  None           60   $9,441
Limited Maturity Fund                                 None
Short Bond Fund                                       None
U.S. Gov't Fund                                       None
Market Return Fund                                    None
Global Short Bond Fund                                None

COLLEEN M. AMBROSE                                                           None                  None           2    $217
Limited Maturity Fund                                 None
Short Bond Fund                                       None
U.S. Gov't Fund                                       None
Market Return Fund                                    None
Global Short Bond Fund                                None

ASHA B. JOSHI                                                                None                  None           26   $3,000
Market Return Fund                               Over $100,000

DAVID P. BALLANTINE                                                          None                  None            3   $153
GNMA Fund                                             None

GARY S. GREENBERG                                                            None                  None           None
GNMA Fund                                             None

BRIAN W. MATTHEWS                                                           2 $846                1 $92           67   $11,482
Core Bond Fund                                        None
Opportunity Bond Fund                         $500,001-$1,000,000

MARY BETH SYAL                                                              2 $29                  None           161  $751
Tax Exempt Bond Fund                                  None
California Municipal Income Fund                      None

CHRISTOPHER N. ORNDORFF                                                      None                 2 $82           12   $412
Value Leaders Fund                                     None
U.S. Growth Leaders Fund                      $500,001-$1,000,000

JAMES T. WONG                                                                None                 1 $49           None
Value Leaders Fund                                    None
U.S. Growth Leaders Fund                              None

KRISTIN J. CEVA                                                              None                 1 $3            None
Global Fixed Income Fund                              None
Emerging Markets Bond Fund                      $10,0001-$50,000

TIMOTHY K. RIDER                                                             None                 2 $497          None
Global Fixed Income Fund                              None



(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
     $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through the Adviser's 401K Plan.
(2) Indicates fund(s) where the portfolio manager also has significant responsibilities for the day-to-day management of the fund(s).
(3) Represents off-shore funds advised by the Adviser which are only sold to off-shore investors.
(4) Reflects other separately managed accounts in which the Adviser is the investment adviser.


The following table reflects information as of January 31, 2007




                                                                    Number of other
                                                                      Registered         Number of other
                                                                      Investment        Pooled Investment      Number of other
                                                                   Companies (RICS)      Vehicles (PIVS)        accounts that
                                                                    that Portfolio       that Portfolio       Portfolio Manager
                                               Dollar Range of      Manager Manages      Manager Manages       Manages (Assets
                                                 Fund Shares       (Assets of RIC in     (Assets of PIVS      of other Accounts
Portfolio Manager                                 Owned (1)          Millions)(2)        in Millions)(3)        in Millions) (4)
-----------------                              ---------------     -----------------    -----------------     ------------------
SABUR MOINI                                                         None                 1 $9                  None
High Income Fund                                None


RENA PATEL                                                          None                 None                  None
Tax Exempt Bond Fund                            None
California Municipal Income Fund                None


CRISTINA PANATT                                                     None                 None                  None
Emerging Markets Bond Fund                      None



(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
     $500,001 - $1,000,000; over $1,000,000. The amounts listed include shares owned through the Adviser's 401K Plan.
(2) Indicates fund(s) where the portfolio manager also has significant responsibilities for the day-to-day management of the fund(s).
(3) Represents off-shore funds advised by the Adviser which are only sold to off-shore investors.
(4) Reflects other separately managed accounts in which the Adviser is the investment adviser.

COMPENSATION OF PORTFOLIO MANAGERS

Portfolio managers and other investment personnel are paid competitive salaries by the Adviser. In addition, they may receive bonuses based on the overall profit of the firm and their contribution to the investment team(s) on which they participate. The relative mix of compensation represented by salary and bonus will vary depending on the individual's contribution to the investment team(s), contributions to the firm overall and other factors.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Treasury Plus, Incorporated, located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of the Adviser which serves as Administrator to each Fund. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Fund, transmit communications by the Fund to shareholders of record, make periodic reports to the Board of Trustees regarding Fund operations, and overview the work of the fund accountant and transfer agent.

For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.12% of the daily net assets of the Group.

The Administrator has agreed that, if in any fiscal year the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

During the last three fiscal years, the Administrator earned the amounts listed below.

                                            FISCAL YEAR ENDED OCTOBER 31
                                        -----------------------------------
                                         2004          2005       2006
                                        (000s)        (000s)     (000s)
                                        ------        ------     ------
Cash Reserves Money
Market Fund                               254           289         612
Limited Maturity Fund                     256           251         263
Short Bond Fund                           264           295         375
U.S. Government Fund                       46            41          53
GNMA Fund                                 105            90         137
Core Bond Fund                            412           502         876
Opportunity Bond                           99           110         143
High Income Fund                          344           332         299
Tax Exempt Bond Fund                       13            17          22
California Municipal Income Fund           24            24          41
Value Leaders Fund                         46            42          61
Market Return Fund                         42            78          76
U.S. Growth Leaders Fund                   15            18          74
Global Short Bond Fund                    117           141         251
Global Fixed Income Fund                  155           151         217
Emerging Markets Bond Fund                 59            45         127


UMB Fund Services, Inc. ("UMB"), located at 803 W. Michigan Street, Milwaukee, Wisconsin 53233, provides transfer agency services to the Group. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. UMB receives fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.

Mellon Trust of New England, N.A. ("Mellon Trust"), located at 135 Santilli Highway, Everett, Massachusetts 02149, provides fund accounting services to the Group. These services include the calculation of daily expense accruals and net asset value per share for the Funds. Mellon Trust receives fees for these fund accounting services, and certain out-of-pocket expenses are also reimbursed at actual cost. The liability provisions of the Group's agreements with Treasury Plus, UMB and Mellon Trust are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify Treasury Plus, UMB and Mellon Trust against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.

                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser seeks the best execution available. In seeking the most favorable execution, the Adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Adviser periodically evaluates the performance of brokers used for the purchase and sale of portfolio securities to ensure that the Fund is obtaining best execution of these transactions.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.


The only Funds which paid brokerage commissions during the last three fiscal years are noted below:

                                            FISCAL YEAR ENDED OCTOBER 31
                                       ----------------------------------------
                                         2004           2005             2006
                                       --------       --------        ---------
Market Return Fund                          150            200            2,167
Value Leaders Fund                       29,996         75,374           64,911
US Growth Leaders Fund                   80,963         84,331          183,402
Opportunity Bond Fund                         0            404                0


Where commissions paid by these Funds have grown, they have done so for two reasons. First, as a part of its efforts to assure best execution for the Funds and its other investment advisory clients, the Adviser has reduced the number of "principal" trades in which a market maker charges no commission, but instead profits from the spread between the purchase price and sale price of the shares. Transactions are now usually traded on a commission basis. Commissions were higher in fiscal year 2003 and to a lesser extent in 2004 due to higher trading volumes, caused by the volatility in the equity markets.

The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of a Fund.
To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market, as determined by reference to the liquidity and pricing policies established by the Board of Trustees; and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange, or market quotations by third party broker-dealers.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemptions, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

If a Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

The Tax Exempt Bond Fund intends to qualify to pay "exempt-interest" dividends to its shareholders, who may exclude those dividends from their gross income for federal income tax purposes. In order to be able to pay those dividends, a Fund must satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations the interest on which is excludable from gross income under section 103(a) of the Code.

With the exception of the Tax Exempt Bond Fund, dividends paid out of a Fund's investment company taxable income will generally be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. Distributions of net capital gains, and designated as such, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax, and foreign taxes may not be deductible in computing alternative minimum taxable income.

CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Walker LLP, counsel to the Group, has expressed no opinion in respect thereof.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The offering of Fund shares is continuous. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

No compensation is payable by the Funds to the Distributor for its distribution services, except pursuant to the Distribution Plan described below. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

DISTRIBUTION PLAN

Under a plan of distribution with respect to the Class D shares of the Cash Reserves Money Market Fund (the "Distribution Plan") adopted by the Board of Trustees on September 9, 1997, pursuant to Rule 12b-1 under the 1940 Act, the Distributor incurs the expense of distributing the Class D shares of the Fund. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing the Class D shares of the Fund. The Distributor is paid for: (a) expenses incurred in connection with advertising and marketing shares of the Class D shares of the Fund including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of Class D shares of the Fund owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Fund's Prospectus and Statement of additional Information.

The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Group, including a majority vote of the Trustees who are not "interested persons" of the Group (as defined in the 1940 Act) and have no direct or indirect financial interest in the operations of the Plan or in any agreement relating to the Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to the Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the Class D shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the Class D shares of the Fund for the services described therein without approval by the shareholders of the Class D shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. The Class D shares of the Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to the Class D shares of the Fund.

Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class D shares of the Fund at the annual rate, payable monthly of up to 0.35% of the average daily net assets of the Class D shares of the Fund. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Group under the Distribution Plan.

If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to the Class D shares of the Fund, the Class D shares of the Fund will not reimburse the Distributor for the excess in the subsequent year. Because the Distribution Plan is a "reimbursement-type" plan, the distribution fees are payable only to the extent of the Distributor's actual distribution related expenses.

The Distributor pays broker-dealers and others out of its distribution fees quarterly trail commissions of up to 0.35% of the average daily net assets attributable to shares of the Fund held in the accounts of their customers.

Currently, there are no Class D Shares of the Fund outstanding and the Group does not market the Class D Shares.

                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS

Yields for each class of shares of a Fund (other than the Cash Reserves Money Market Fund) used in advertising are computed by dividing the interest income of the class for a given 30-day or one month period, net of expenses allocable to the class, by the average number of shares of the class entitled to receive dividends during the period, dividing this figure by the class' net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and converted to U.S. dollars either when they are actually converted or at the end of the period, whichever is earlier. Capital gains and losses are generally excluded from the calculation, as are gains and losses from currency exchange rate fluctuations.

The Fund may, from time to time, include the current yield or effective yield in advertisements or reports to shareholders or prospective investors. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

Yield refers to the income generated by an investment in the Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields.

With respect to the Cash Reserves Money Market Fund, yields and effective yields for each class of shares of the Fund used in advertising are based on a seven day base period. A yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to at least the nearest 0.01%. An effective yield quotation, carried to at least the nearest 0.01%, is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate or income reported in the Fund's financial statements. Yields and other performance information may be quoted numerically, or in a table, graph or similar illustration.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to shares of a Fund reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in shares of the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

The one-year, five-year, ten-year and since inception total returns for each of the Funds through October 31, 2006 were as follows:

                                                                                           Annualized
                                                                                          Return Since
                                         1 Year          5 Year              10 Year       Inception*      Inception Date
                                         ------          ------              -------      ------------    ------------------
Cash Reserves Money Market Fund           4.64            2.22                               3.55          December 17, 1997
Limited Maturity Fund                     4.41            2.28                 4.09                        May 1, 1994
Short Bond Fund                           4.37            2.86                 4.73                        January 1, 1994
U.S. Government Fund                      4.21            2.75                 4.89                        January 1, 1995
GNMA Fund                                 5.10            4.32                               6.12          August 27, 1999
Core Bond Fund                            4.76            4.43                 5.89                        January 1, 1994
Opportunity Bond Fund                     5.06            4.63                               5.77          December 9, 1996
High Income Fund                          8.19            7.97                               5.47          December 30, 1997
Tax Exempt Bond Fund                      4.91            3.68                 4.72                        December 21, 1993
California Municipal Income Fund          5.13            3.44                               4.12          December 17, 1998
Global Short Bond Fund                    4.37            4.04                 5.18                        September 18, 1996
Global Fixed Income Fund                  3.05            3.79                 5.79                        September 1, 1992
Emerging Markets Bond Fund                9.70           12.95                              13.67          December 17, 1998
Value Leaders Fund                       21.10            7.18                 7.30                        November 1, 1996
Market Return Fund                       15.83            7.36                 8.04                        December 1, 1995
U.S. Growth Leaders Fund                  7.22            6.81                              -0.67          June 17, 1999



*    If less than 10 years since inception.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION

Each Fund is a series of the Group, an open-end management investment company organized as a Massachusetts business trust in January 1992. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized sixteen series of shares: Limited Maturity Fund, Short Bond Fund, U.S. Government Fund, GNMA Fund, Core Bond Fund, Opportunity Bond Fund, High Income Fund, Cash Reserves Money Market Fund, Tax Exempt Bond Fund, California Municipal Income Fund, Value Leaders Fund, Market Return Fund, U.S. Growth Leaders Fund, Global Short Bond Fund, Global Fixed Income Fund and Emerging Markets Bond Fund, each of which is open and operational.

Other than the Cash Reserves Money Market Fund, no Fund has more than one class of shares. The Board of Trustees has established a second class of shares, the Class D Shares, of the Cash Reserves Money Market Fund, although no Class D Shares have been issued to date. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. The Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Investment Adviser", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

MARKET PRICING ERRORS

The Board of Trustees has adopted "Guidelines Concerning Correction of Market Pricing Errors," which set forth the procedures used in handling market pricing errors and their impact on a Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the Guidelines, exceptions to the policy may be granted as facts or circumstances warrant.

CUSTODIAN
Mellon Trust of New England, N.A. serves as Custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.


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

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees has delegated to the Custodian the selection of foreign custodians and to the Adviser the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and the Adviser of the risks in connection with foreign custodial and securities depository arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP provides audit services to the Group. Its address is 111 S. Wacker Drive, Chicago, Illinois 60606-4301. The Funds' financial statements incorporated herein, as described under "Financial Statements" below, have been audited by Deloitte & Touche LLP, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

COUNSEL

Paul, Hastings, Janofsky & Walker LLP passes upon certain legal matters in connection with the shares offered by the Group, and also acts as counsel to the Group and to the Trustees who are not "interested persons" of the Group as defined in the 1940 Act. Its address is 515 South Flower Street, Los Angeles, California 90071.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

FINANCIAL STATEMENTS

The Funds' audited financial statements are incorporated in this Statement of Additional Information by reference to its 2006 Annual Report to Shareholders on Form N-CSR. The financial statements in such Annual Report have been audited by the Funds' independent registered public accounting firm, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference.

Additional copies of the Funds' 2006 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Group at the address or number on the front page of this Statement of Additional Information.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


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